ESC STRATEGIC FUNDS, INC.
--------------------------------------------------------------------------------

                                                                     May 5, 1997

Dear Shareholder:

     We are pleased to present the March 31, 1997 annual report for the ESC Strategic Funds Inc. (the "Funds"). We take this opportunity to inform you of the progress of the Funds, to discuss expectations and to express our great appreciation for your investment and confidence in our effort.

     The past year has seen several significant developments for the Funds, all of which we expect to be positive for our shareholders. First, Fund administration was transferred from Furman Selz LLC of New York, New York to BISYS Fund Services of Columbus, Ohio. BISYS provides the Funds significant depth by way of state-of-the-art technology, trained personnel and systematic reporting and record keeping. Second, the ESC Strategic Growth Fund was launched on January 28, 1997. Third, the ESC Strategic Value Fund was filed with the Securities & Exchange Commission with the expectation of launching the Fund in May, 1997. This year also saw the Funds surpass $200 million in shareholder assets. While we think this growth speaks well for the Funds' success as an entity, it displays expanding confidence on the part of a growing field of financial professionals and their clients. In addition, this growth improves economies of scale, thus reducing further Fund expenses as a percent of assets which ultimately has a direct positive impact on the performance of shareholders of the Funds.

     The ESC Strategic Funds are comprised of a Multiple Manager Series and a Single Manager Series. This report addresses the progress of each series and each specific fund.

MULTIPLE MANAGER SERIES

     Each fund in this series is diversified across several counter-balancing, yet compatible, investment styles. The strategy is operated to provide that a successful manager, which runs the risk of being over-valued by way of superior market appreciation, does not become over-weighted within a particular fund and that an under-performing manager is able to receive additional cash in advance of potentially returning to favor. Unlike some funds which attempt to anticipate trends, the Multiple Manager Series adheres to a consistent strategy of maintaining target allocations to each manager and respective market sectors.

     ESC STRATEGIC INCOME FUND achieved a total return on Class A shares, without sales load, of 3.9% during the twelve months ended March 31, 1997, as compared to 8.5% for the Lipper Global Income Fund Index and 1.2% for the Salomon World Government Index.

     The past 12 months have been challenging for many bond investors with some bond indices posting negative returns. This environment impacted the international and investment grade sectors of the Fund the most while the high yield sector achieved the most positive returns. This is largely attributable to the coupons available in the high yield market and their tendency to mitigate volatility in the bond market despite anticipated changes in Federal Reserve Policy. By comparison, investment grade bonds, despite their creditworthiness, are highly correlated to such macro economic developments. As a result of the improved performance of the high yield sector and the underperformance of investment grade and international bonds, spreads narrowed between corporate and government bonds rendering investment grade and government bonds in particular more attractive from a risk/reward standpoint. At quarter-end, cash was redirected from high yield bonds toward the international and investment grade sectors with the understanding that these sectors are underweighted relative to Fund policy and are, therefore, relatively undervalued. Following are the management firms, actual allocations and target allocations at quarter-end:

                                                                    ALLOCATIONS AS
                                                                      OF 3/31/97
                                                                   ACTUAL    TARGET
                                                                   ------    ------
Cincinnati Asset Management          U.S. High Yield               34.1%     33.3%
Murray Johnstone International       International                 31.7%     33.3%
Llama Asset Management               Investment Grade              34.2%     33.4%

     ESC STRATEGIC APPRECIATION FUND gained on Class A shares, without sales load, 14.3% during the twelve months ended March 31, 1997, as compared to 3.4% and 19.8% for the Lipper Capital Appreciation Fund Index and the S&P 500, respectively.

     The negative interest rate environment in the U.S. had a similar impact on U.S. stocks in general with the exception of the largest capitalization companies which continued to advance. During the same period, international stocks enjoyed a generally positive environment with the exception of Japan. The global value sector of the Fund, managed by Brandes Investment Partners, emphasizes both large cap U.S. stocks and the ADRs of international companies, thus this portfolio segment provided the best returns of the past twelve months. Meanwhile, the mid cap and small cap portfolios underperformed on a relative basis. This is evidenced by the 8.9% and 3.10% return of the S&P Mid Cap Index and the Russell 2000 Index, respectively, in contrast to the 19.8% return of the S&P 500 from March 31, 1996 through March 31, 1997. Accordingly, at quarter-end, the Fund was re-balanced toward Small Cap and Mid Cap Growth as noted below:

                                                                    ALLOCATIONS AS
                                                                      OF 3/31/97
                                                                   ACTUAL    TARGET
                                                                   ------    ------
GlobeFlex Capital                    Mid to Large Cap Growth       30.9%     33.3%
Equitable Asset Management           Small Cap Growth              22.9%     16.7%
Scott & Stringfellow Cap. Mgmt.      Small Cap Growth               9.4%     16.7%
Brandes Investment Partners          Value                         36.8%     33.3%

     ESC STRATEGIC GLOBAL EQUITY FUND returned on Class A shares, without sales load, 8.4% during the twelve months ended March 31, 1997, while the Lipper Global Fund Index and FTA World Index gained 12.4% and 6.7% respectively.

     Following a challenging period of the past several years, investor interest returned to the international equity markets, especially the emerging markets. Most recently, the best performing regions were Latin America and Eastern Europe. We remain confident in the prospects for the international arena. The Fund rebalanced as noted below in its on-going effort to maintain the risk/reward ratio of the Fund:

                                                                    ALLOCATIONS AS
                                                                      OF 3/31/97
                                                                   ACTUAL    TARGET
                                                                   ------    ------
GlobeFlex Capital                    Mid to Large Cap Growth       32.2%     35.0%
Murray Johnstone International       Developed Markets             40.7%     39.0%
Murray Johnstone International       Emerging Markets              27.1%     26.0%

SINGLE MANAGER SERIES

     This series utilizes a traditional single management firm approach to provide investors access to more focused portfolio disciplines.

     ESC STRATEGIC SMALL CAP FUND returned on Class A shares, without sales load, 15.0% during the twelve months ended March 31, 1997, as compared to (2.5%) for the Lipper Small Cap Index and 3.6% for the Russell 2000 without income.

     The Fund seeks fundamentally sound companies generating consistently superior earnings growth rather than competing with the legions of analysts and economists to determine the next direction of the economy or the market. Investor confusion combined with a lack of sustained diligence on the part of Wall Street creates opportunities which continue to present themselves at an accelerating pace.

     In order to maintain the viability of the Fund in its effort to invest in the small capitalization sector of the U.S. equity market, it is important for the Fund itself to remain relatively small. Accordingly, the Board of Directors of the Funds approved closing access to the Fund to new accounts effective May 31, 1997. This coincides with asset growth of the Fund which is approaching $100 million. This allows the Fund to maintain liquidity in this market sector as well as to accommodate the level of appreciation which the Fund seeks for its shareholders.

     ESC STRATEGIC GROWTH FUND returned on Class A shares, without sales load, (3.6%) as compared to the Lipper Small Cap Index of (10.6%), the Russell 2000 without income (6.5%) and the S&P Mid Cap of (4.1%) since its inception of January 28, 1997.

     The ESC Strategic Growth Fund was formed because of a growing gap between adequate Wall Street coverage of many companies and the number of opportunities in which to invest. Simultaneously, Equitable Asset Management believes that an increasing number of professional managers have departed from traditional, fundamental analysis in favor of more quantitative screening models. With emphasis on fundamental analysis and personal meetings with company managements, combined with a significant correction that has occurred in the small to mid cap sector of the domestic equity market, we consider this Fund to be well positioned for the coming years.

     ESC STRATEGIC ASSET PRESERVATION FUND provided a total return on Class A shares, without sales load, of 4.1% during the twelve months ended March 31, 1997, while the Lipper Short Investment Grade Index returned 5.1%. The Merrill Lynch 1-3 Year Government Index returned 5.3%. We continue to be pleased with the relative stability of the Fund in the midst of what will surely remain a confusing interest rate environment.

     We appreciate your interest in the ESC Strategic Funds and invite all questions and comments. For more complete information, including management fees and expenses in addition to the unique risks involved with investing in the international markets and small capitalization stocks, please call 1-800-372-3360 for a prospectus and read it carefully before investing in any of the Funds.

                                                Sincerely,

                                               /s/ W. Howard Cammack, Jr.

                                               W. Howard Cammack, Jr.
                                               Treasurer

                      ESC STRATEGIC FUNDS, INC. (CLASS A)

ASSET PRESERVATION FUND
     A $10,000 investment at
the Fund's inception, in the
Asset Preservation Fund, Class
A, would have increased to
$11,542 (as of March 31,
1997). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 15.42%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.

                                                           Lipper Short
        Measurement Period                 Asset         Investment Grade
      (Fiscal Year Covered)          Preservation Fund         Index          90-Day T-Bills
4/26/94                                          10000               10000               10000
6/94                                             10000                9985               10077
9/94                                             10066               10073               10190
12/94                                            10067               10048               10322
3/95                                             10374               10351               10486
6/95                                             10688               10704               10649
9/95                                             10825               10859               10805
12/95                                            11063               11132               10961
3/96                                             11085               11154               11105
6/96                                             11157               11295               11250
9/96                                             11311               11480               11412
12/96                                            11476               11693               11564
3/97                                             11542               11772               11713

                                                        AVERAGE ANNUAL TOTAL RETURN            1 YEAR    SINCE INCEPTION
                                                --------------------------------------------   ------    ---------------
                                                Asset Preservation Fund.....................   4.12%          5.01%
                                                Lipper Short Investment Grade Index.........   5.07%          5.66%
                                                90-Day T-Bills..............................   5.48%          5.55%

                                                '

INCOME FUND
     A $10,000 investment at
the Fund's inception, in the
Income Fund, Class A, with a
maximum sales load of 4.50%
would have increased to
$11,251 (as of March 31,
1997). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 12.51%,
reflecting the sales load.
Without the sales load, the
return would have been 17.81%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.


                                        Income         Lipper Global    Weighted
                                         Fund          Income Index      Index*
5/4/94                                   9550            10000            10000
6/94                                     9498             9843            10044
9/94                                     9491             9951            10133
12/94                                    9419             9867            10184
3/95                                    10056            10280            10928
6/95                                    10533            10867            11568
9/95                                    10591            11092            11723
12/95                                   10820            11619            12137
3/96                                    10825            11558            12049
6/96                                    10909            11804            12140
9/96                                    11237            12262            12485
12/96                                   11451            12802            12874
3/97                                    11251            12544            12718

                                                       AVERAGE ANNUAL TOTAL RETURN           1 YEAR     SINCE INCEPTION
                                                ------------------------------------------   -------    ---------------
                                                Income Fund...............................   (0.77)%         5.80%
                                                Lipper Global Income Index................     8.53%         8.11%
                                                Weighted Index*...........................     5.55%         8.61%

* 1/3 Merrill High Yield
  Index, 1/3 Salomon Broad
  Index, 1/3 Salomon World
  Govt. Index
     Past performance is not
predictive of future
performance.

                      ESC STRATEGIC FUNDS, INC. (CLASS A)

GLOBAL EQUITY FUND
     A $10,000 investment at
the Fund's inception, in the
Global Equity Fund, Class A,
with a maximum sales load of
4.50% made on the inception
date would have increased to
$11,749 (as of March 31,
1997). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 17.49%,
reflecting the sales load.
Without the sales load, the
return would have been 23.02%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.


                                                            Measurement Period
                                                          (Fiscal Year Covered)
                                                Global                                  FTA
                                                Equity           Lipper Global          World
                                                 Fund                Index              Index
5/12/94                                           9550               10000               10000
6/94                                              9244                9891               10105
9/94                                              9732               10453               10264
12/94                                             9202               10002               10109
3/95                                              9470                9983               10446
6/95                                             10005               10737               10796
9/95                                             10512               11334               11346
12/95                                            10492               11404               11815
3/96                                             10834               12046               12222
6/96                                             11117               12589               12507
9/96                                             11322               12700               12614
12/96                                            11688               13326               13095
3/97                                             11748               13543               13041

                                                        AVERAGE ANNUAL TOTAL RETURN           1 YEAR    SINCE INCEPTION
                                                -------------------------------------------   ------    ---------------
                                                Global Equity Fund.........................    3.56%          7.44%
                                                Lipper Global Index........................   12.42%         11.09%
                                                FTA World Index............................    6.69%          9.64%

SMALL CAP FUND
     A $10,000 investment at
the Fund's inception, in the
Small Cap Fund, Class A, with
a maximum sales load of 4.50%
would have increased to
$18,428 (as of March 31,
1997). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 84.28%,
reflecting the sales load.
Without the sales load, the
return would have been 92.96%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.


                                                            Measurement Period
                                                              (Fiscal Year Covered)

                                                                        Russell
                                        Small         Lipper Small       2000
                                         Cap              Cap            w/out             NASDAQ
                                         Fund             Index          Income          Industrials
6/7/94                                   9550            10000            10000            10000
6/94                                     9416             9527             9548             9515
9/94                                    10323            10416            10177            10358
12/94                                   10448            10402             9948            10042
3/95                                    10985            10986            10362            10681
6/95                                    11854            12003            11270            11791
9/95                                    13983            13504            12333            13078
12/95                                   14865            13671            12555            12852
3/96                                    16025            14442            13143            13653
6/96                                    18568            15616            13773            14793
9/96                                    18962            15813            13764            14757
12/96                                   18942            15675            14408            14783
3/97                                    18428            14087            13611            13562

                                                       AVERAGE ANNUAL TOTAL RETURN           1 YEAR     SINCE INCEPTION
                                                -----------------------------------------   --------    ---------------
                                                Small Cap Fund...........................      9.81%         26.32%
                                                Lipper Small Cap Index...................    (2.46)%         12.95%
                                                Russell 2000 w/out Income................      3.56%         11.58%
                                                NASDAQ Industrials.......................    (0.67)%         11.43%

     Past performance is not
predictive of future
performance.

                      ESC STRATEGIC FUNDS, INC. (CLASS A)

APPRECIATION FUND
     A $10,000 investment at
the Fund's inception, in the
Appreciation Fund, Class A,
with a maximum sales load of
4.50% would have increased to
$14,645 (as of March 31,
1997). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 46.45%,
reflecting the sales load.
Without the sales load, the
return would have been 53.35%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.


                                                           Measurement Period
                                                          (Fiscal Year Covered)

                                                     Lipper Capital       S&P
                                     Appreciation      Appreciation      Midcap             S&P
                                       Fund               Index           400               500
7/6/94                                   9550            10000            10000            10000
9/94                                    10047            10710            10583            10442
12/94                                    9759            10557            10256            10440
3/95                                    10249            11293            11039            11456
6/95                                    11075            12354            11947            12538
9/95                                    12256            13571            13056            13548
12/95                                   12256            13807            13186            14359
3/96                                    12817            14568            13940            15133
6/96                                    13949            15119            14285            15801
9/96                                    14373            15486            14644            16296
12/96                                   15029            15776            15470            17660
3/97                                    14645            15060            15183            18132

                                                        AVERAGE ANNUAL TOTAL RETURN           1 YEAR    SINCE INCEPTION
                                                -------------------------------------------   ------    ---------------
                                                Appreciation Fund..........................    9.14%         16.92%
                                                Lipper Capital Appreciation Index..........    3.37%         16.16%
                                                S&P Midcap 400.............................    8.92%         16.50%
                                                S&P 500....................................   19.82%         24.32%

GROWTH FUND
     A $10,000 investment at
the Fund's inception, in the
Growth Fund, Class A, with a
maximum sales load of 4.50%
would have decreased to $9,206
(as of March 31, 1997). The
graph to the right shows how
this compares to our benchmark
over the same period. Total
return for the life of the
Fund was (7.94)%, reflecting
the sales load. Without the
sales load, the return would
have been (3.60)%. Lipper
indices do not reflect sales
loads. All other indices do
not reflect sales loads or
Fund expenses.

                                                            Measurement Period
                                                           (Fiscal Year Covered)

                                                                                        Russell
                                                                                          2000
                                                 Growth           Lipper Small           w/out
                                                  Fund              Cap Index            Income
1/28/97                                           9550               10000               10000
3/97                                              9206                8939                9348

                                                                                                       SINCE INCEPTION
                                                               AGGREGATE TOTAL RETURN                     (1/28/97)
                                                ----------------------------------------------------   ---------------
                                                Growth Fund.........................................        (7.94)%
                                                Lipper Small Cap Index..............................       (10.61)%
                                                Russell 2000 w/out Income...........................        (6.52)%

     Past performance is not
predictive of future
performance.

                      ESC STRATEGIC FUNDS, INC. (CLASS D)

INCOME FUND
     A $10,000 investment at
the Fund's inception, in the
Income Fund, Class D, with a
maximum sales load of 1.50%
would have increased to
$11,425 (as of March 31,
1997). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 14.25%.
Without the sales load, the
return would have been 15.99%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.

                                                                 Measurement Period
                                                               (Fiscal Year Covered)

                                                                                   Lipper
                                                                                   Global
                                                                                   Income                  Weighted
                                                            Income Fund             Index                   Index*
5/4/94                                                        9850                   10000                   10000
6/94                                                          9791                    9843                   10044
9/94                                                          9772                    9951                   10133
12/94                                                         9672                    9867                   10184
3/95                                                         10316                   10280                   10932
6/95                                                         10792                   10867                   11568
9/95                                                         10838                   11092                   11723
12/95                                                        11060                   11619                   12137
3/96                                                         11049                   11558                   12049
6/96                                                         11121                   11804                   12140
9/96                                                         11441                   12262                   12485
12/96                                                        11644                   12802                   12874
3/97                                                         11425                   12544                   12718

                                                        AVERAGE ANNUAL TOTAL RETURN            1 YEAR    SINCE INCEPTION
                                                --------------------------------------------   ------    ---------------
                                                Income Fund.................................   1.85%          5.24%
                                                Lipper Global Income Index..................   8.53%          8.11%
                                                Weighted Index*.............................   5.55%          8.61%

* 1/3 Merrill High Yield
  Index, 1/3 Salomon Broad
  Index, 1/3 Salomon World
  Govt. Index

GLOBAL EQUITY FUND
     A $10,000 investment at
the Fund's inception, in the
Global Equity Fund, Class D,
with a maximum sales load of
1.50% would have increased to
$11,919 (as of March 31,
1997). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 19.19%.
Without the sales load, the
return would have been 21.00%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.



                                                             Measurement Period
                                                           (Fiscal Year Covered)
                                                Global                                  FTA
                                                Equity            Lipper Global         World
                                                 Fund                 Index             Index
5/12/94                                           9850               10000               10000
6/94                                              9525                9891               10105
9/94                                              9988               10453               10264
12/94                                             9414               10002               10109
3/95                                              9681                9983               10446
6/95                                             10223               10737               10796
9/95                                             10725               11334               11346
12/95                                            10694               11404               11815
3/96                                             11037               12046               12222
6/96                                             11319               12589               12507
9/96                                             11511               12700               12614
12/96                                            11877               13326               13095
3/97                                             11919               13543               13041

                                                        AVERAGE ANNUAL TOTAL RETURN           1 YEAR    SINCE INCEPTION
                                                -------------------------------------------   ------    ---------------
                                                Global Equity Fund.........................    6.37%          6.82%
                                                Lipper Global Index........................   12.42%         11.09%
                                                FTA World Index............................    6.69%          9.64%

     Past performance is not
predictive of future
performance.

                      ESC STRATEGIC FUNDS, INC. (CLASS D)

SMALL CAP FUND
     A $10,000 investment at
the Fund's inception, in the
Small Cap Fund, Class D, with
a maximum sales load of 1.50%
would have increased to
$18,800 (as of March 31,
1997). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 88.00%.
Without the sales load, the
return would have been 90.86%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.

                                                            Measurement Period
                                                           (Fiscal Year Covered)
                                                                                          Russell
                                        Small                                             2000
                                         Cap          Lipper Small         NASDAQ          w/out
                                         Fund           Cap Index        Industrials      Income
6/7/94                                   9850            10000            10000            10000
6/94                                     9712             9527             9548             9515
9/94                                    10638            10416            10177            10358
12/94                                   10747            10402             9948            10042
3/95                                    11301            10986            10362            10681
6/95                                    12167            12003            11270            11791
9/95                                    14363            13504            12333            13078
12/95                                   15252            13671            12555            12852
3/96                                    16407            14442            13143            13653
6/96                                    19000            15616            13773            14793
9/96                                    19385            15813            13764            14757
12/96                                   19343            15675            14408            14783
3/97                                    18802            14087            13611            13562


                                                        AVERAGE ANNUAL TOTAL RETURN           1 YEAR     SINCE INCEPTION
                                                -------------------------------------------   -------    ---------------
                                                Small Cap Fund.............................    12.87%         25.83%
                                                Lipper Small Cap Index.....................   (2.46)%         12.95%
                                                Russell 2000 w/out Income..................     3.56%         11.58%
                                                NASDAQ Industrials.........................   (0.67)%         11.43%

APPRECIATION FUND
     A $10,000 investment at
the Fund's inception, in the
Appreciation Fund, Class D,
with a maximum sales load of
1.50% would have increased to
$14,923 (as of March 31,
1997). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 49.23%.
Without the sales load, the
return would have been 51.50%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.


                                                            Measurement Period
                                                           (Fiscal Year Covered)

                                                                          S&P
                                    Appreciation     Lipper Capital      Midcap            S&P
                                        Fund       Appreciation Index     400              500
7/6/94                                   9850            Index            10000            10000
9/94                                    10352            10710            10583            10442
12/94                                   10036            10557            10256            10440
3/95                                    10531            11293            11039            11456
6/95                                    11363            12354            11947            12538
9/95                                    12572            13571            13056            13548
12/95                                   12563            13807            13186            14359
3/96                                    13111            14568            13940            15133
6/96                                    14258            15119            14285            15801
9/96                                    14685            15486            14644            16296
12/96                                   15341            15776            15470            17660
3/97                                    14921            15060            15183            18132

                                                        AVERAGE ANNUAL TOTAL RETURN           1 YEAR     SINCE INCEPTION
                                                -------------------------------------------   -------    ---------------
                                                Appreciation Fund..........................    12.08%         16.41%
                                                Lipper Capital Appreciation Index..........     3.37%         16.16%
                                                S&P Midcap 400.............................     8.92%         16.50%
                                                S&P 500....................................    19.82%         24.32%

     Past performance is not
predictive of future
performance.

                      ESC STRATEGIC FUNDS, INC. (CLASS D)

GROWTH FUND
     A $10,000 investment at
the Fund's inception, in the
Growth Fund, Class D, with a
maximum sales load of 1.50%
would have decreased to $9,486
(as of March 31, 1997). The
graph to the right shows how
this compares to our benchmark
over the same period. Total
return for the life of the
Fund was (5.14)%. Without the
sales load, the return would
have been (3.70)%. Lipper
indices do not reflect sales
loads. All other indices do
not reflect sales loads or
Fund expenses.




                                                            Measurement Period
                                                           (Fiscal Year Covered)
                                                                                        Russell
                                                                                         2000
                                                Growth           Lipper Small            w/out
                                                 Fund              Cap Index            Income
1/28/97                                           9850               10000               10000
3/97                                              9486                8939                9348

                                                                                                       SINCE INCEPTION
                                                               AGGREGATE TOTAL RETURN                     (1/28/97)
                                                ----------------------------------------------------   ---------------
                                                Growth Fund.........................................        (5.14)%
                                                Lipper Small Cap Index..............................       (10.61)%
                                                Russell 2000 w/out Income...........................        (6.52)%

Past performance is not predictive of future performance.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC ASSET PRESERVATION FUND
Portfolio of Investments -- March 31, 1997




  CREDIT                                           MARKET
 RATING*                              PRINCIPAL     VALUE
----------                            ---------  -----------
           CORPORATE OBLIGATIONS -- 44.2%
           ASSET BACKED -- 1.4%
AAA/Aaa    Prudential Home Mortgage
             Securities,
             6.50%, 2/25/2000......    $183,140  $   182,191
                                                 -----------
           BANKING -- 4.0%
A-/A2      First Union Corp.,
             9.45%, 6/15/1999......     250,000      263,024
A/A1       NationsBank Corp.,
             5.13%, 9/15/1998......     250,000      244,962
                                                 -----------
                                                     507,986
                                                 -----------
           CHEMICALS -- 1.1%
A/A1       Monsanto Corp.,
             6.00%, 7/01/2000......     140,000      135,663
                                                 -----------
           COMPUTERS -- 3.1%
A/A1       IBM Corp.,
             6.38%, 11/01/1997.....     250,000      251,563
A/A1       IBM Corp.,
             6.38%, 6/15/2000......     150,000      147,862
                                                 -----------
                                                     399,425
                                                 -----------
           FINANCIAL SERVICES -- 6.7%
AA-/Aa3    Associates Corp. North
             America,
             8.50%, 1/01/2000......     100,000      103,929
A-/A3      Chrysler Financial
             Corp.,
             7.10%, 4/14/1997......     250,000      250,118
A/Baa1     Lehman Brothers
             Holdings,
             6.90%, 7/15/1999......     200,000      199,786
BBB/Baa1   Salomon, Inc.,
             6.00%, 4/15/1998......     200,000      199,070
AA-/Aa3    Travelers, Inc.,
             7.75%, 6/15/1999......     100,000      101,927
                                                 -----------
                                                     854,830
                                                 -----------
           FOOD & BEVERAGE -- 3.9%
A+/A1      Bass American,
             6.75%, 8/01/1999......     250,000      249,650
A/A1-      PepsiCo, Inc.,
             6.80%, 5/15/2000......     250,000      249,681
                                                 -----------
                                                     499,331
                                                 -----------

  CREDIT                                           MARKET
 RATING*                              PRINCIPAL     VALUE
----------                            ---------  -----------
           FOOD SERVING -- 2.0%
A+/A2-     Grand Metropolitan
             Investment Corp.,
             6.50%, 9/15/1999......     $250,000  $   248,284
                                                  -----------
           INSURANCE -- 2.1%
AA/NR      Capital Holding Corp.,
             8.90%, 10/20/1999.....      250,000      261,608
                                                  -----------
           OIL & GAS - EXPLORATION     -- 2.0%
AA-/Aa3    BP America Corp.,
             7.48%, 2/15/1999......      250,000      252,786
                                                  -----------
           PHARMACEUTICALS -- 2.8%
A-/A2      American Home Products
             Corp.,
             6.88%, 4/15/1997......      100,000      100,039
A-/A2      American Home Products
             Corp.,
             7.70%, 2/15/2000......      250,000      255,531
                                                  -----------
                                                      355,570
                                                  -----------
           RETAIL -- 8.0%
BBB-/Baa3  Black & Decker,
             6.63%, 11/15/2000.....       60,000       59,129
BBB+/A3    Dayton Hudson Corp.,
             9.50%, 3/01/2000......      250,000      265,548
A-/A3      Mattel, Inc.,
             6.75%, 5/15/2000......       90,000       89,115
A-/A2      Sears Roebuck Co.,
             8.20%, 4/15/1999......      100,000      102,139
A-/A2      Sears Roebuck Co.,
             6.68%, 8/14/2001......      250,000      246,222
AA/Aa2     Wal-Mart Stores, Inc.,
             6.13%, 10/01/1999.....      250,000      246,582
                                                  -----------
                                                    1,008,735
                                                  -----------
           TOBACCO -- 3.2%
A-/A2      American Brands, Inc.,
             7.50%, 5/15/1999......  100,000          101,456
A-/A2      Philip Morris Cos.,
             6.38%, 1/15/1998......  300,000          299,864
                                                  -----------
                                                      401,320
                                                  -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC ASSET PRESERVATION FUND
Portfolio of Investments (continued) -- March 31, 1997

  CREDIT                                        MARKET
 RATING*                           PRINCIPAL     VALUE
----------                         ---------  -----------
           CORPORATE OBLIGATIONS (CONTINUED)
           UTILITIES -- 3.9%
A-/A2      Carolina Power & Light
             Co.,
             6.88%, 10/01/1998..... $250,000  $   250,607
A-/A2      Pacific Gas & Electric,
             6.63%, 6/01/2000......  250,000      245,857
                                              -----------
                                                  496,464
                                              -----------
           TOTAL CORPORATE
             OBLIGATIONS (COST
             $5,615,099)...........             5,604,193
                                              -----------
           MUNICIPAL TAXABLE OBLIGATIONS --
             TENNESSEE -- 4.7%
           HOUSING DEVELOPMENT -- 1.9%
AA/Aa      Tennessee HDC,
             5.20%, 1/01/1998......  250,000      246,728
                                              -----------
           UTILITIES -- 2.8%
AAA/Aaa    West Knox Utility
             District,
             8.40%, 12/01/1997.....  250,000      252,413
AAA/Aaa    White House Utility
             District of Robertson
             & Summer County,
             7.60%, 1/01/2000......  100,000      102,060
                                              -----------
                                                  354,473
                                              -----------
           TOTAL TAXABLE MUNICIPAL
             OBLIGATIONS (COST
             $598,265).............               601,201
                                              -----------
           U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.5%
           MORTGAGE BACKED
             SECURITIES -- 12.8%
           Government National
             Mortgage Association
             Pool #276718,
             9.75%, 8/15/1998......   55,974       58,519
           Federal Home Loan
             Mortgage Corp., Gold
             Balloon #L70023
             6.00%, 7/01/1998......  281,473      280,285
           Federal Home Loan
             Mortgage Corp., Gold
             Balloon #L90037
             6.00%, 7/01/1998...... $331,954  $   323,759
           Federal Home Loan
             Mortgage Corp., Gold
             Balloon #L90057
             6.00%, 11/01/1998.....  141,557      140,959
           Federal Home Loan
             Mortgage Corp., Gold
             Balloon #M15202
             6.00%, 9/01/1997......  283,283      276,289
           Federal Home Loan
             Mortgage Corp., Gold
             Balloon #M90163
             7.00%, 12/01/1997.....  139,442      139,355
           Federal Home Loan
             Mortgage Corp., Gold
             Balloon #M90191
             6.00%, 8/01/1998......  265,917      259,352
           Federal Home Loan
             Mortgage Corp., Gold
             Balloon #M90304
             6.00%, 11/01/1998.....  124,489      123,964
           Federal National
             Mortgage Association
             #1508
             6.00%, 3/01/1998......   17,596       15,847
                                              -----------
                                                1,618,329
                                              -----------
           GOVERNMENT AGENCY
             OBLIGATIONS -- 18.7%
           Federal Farm Credit
             Bank,
             6.27%, 12/04/2000.....  250,000      245,331
           Federal Home Loan Bank,
             5.345%, 11/10/1997....  100,000       99,679

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC ASSET PRESERVATION FUND
Portfolio of Investments (continued) -- March 31, 1997

                                                MARKET
                                   PRINCIPAL     VALUE
                                   ---------  -----------
           MORTGAGE BACKED SECURITIES (CONTINUED)
           U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
           GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
           Federal Home Loan Bank,
             6.06%, 11/27/1998..... $250,000  $   248,428
           Federal Home Loan Bank,
             6.375%, 10/25/2001....  500,000      495,313
           Federal Home Loan Bank
             Variable Rate
             Security**
             6.5%, 3/02/2001.......  250,000      248,052
           Federal Home Loan
             Mortgage Corp.,
             6.25%, 11/12/1999.....  250,000      247,292
           Federal Home Loan
             Mortgage Corp.,
             6.32%, 11/20/2000.....  250,000      245,745
           Federal Home Loan
             Mortgage Corp.,
             6.47%, 2/04/2000......  300,000      297,570
           Federal Home Loan
             Mortgage Corp.,
             7.05%, 8/27/2001......  100,000       99,334
           Federal National
             Mortgage Association
             6.30%, 2/25/2000......  150,000      148,453
                                              -----------
                                                2,375,197
                                              -----------
           TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS (COST
             $4,039,564)....................    3,993,526
                                              -----------
           TOTAL INVESTMENTS -- 80.4%
             (COST $10,252,928)+............   10,198,920
           Cash and other assets,
             net of
            liabilities -- 19.6%...             2,488,807
                                              -----------
           NET ASSETS -- 100.0%....           $12,687,727
                                               ==========

 + The cost of securities for Federal income tax purposes is substantially the same.

 * See page 20 for Credit Ratings.
** Security has a general call feature. Interest will reset annually if security is not called by the issuer.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND**
Portfolio of Investments -- March 31, 1997

 CREDIT                                           MARKET
RATING*                         PRINCIPAL          VALUE
--------                       ------------     -----------
          CORPORATE OBLIGATIONS -- 45.2%
          ADVERTISING/COMMUNICATIONS -- 1.6%
B2-/B     Big Flower Press,
            Inc.
            10.75%,
            8/01/2003.......... $    350,000    $   365,750
B2-/B     Heritage Media Corp.,
            8.75%, 2/15/2006...      181,000        190,050
                                                -----------
                                                    555,800
                                                -----------
          BANKING -- 8.0%
B1-/BB    Banco Rio de la
            Plata,
            8.50%, 7/15/1998...      420,000        425,250
AAA-/AAA  Export/Import Bank
            Japan,
            2.875%,
            7/28/2005..........   50,000,000(F)     419,527
B3-/B     First Nationwide
            Holdings,
            12.50%,
            4/15/2003..........      175,000        191,625
A2-/A     Household Finance
            Corp.,
            6.875%,
            3/01/2007..........      500,000        477,120
AAA-/NR   Japanese Development
            Bank,
            6.50%, 9/20/2001...  120,000,000(F)   1,189,863
                                                -----------
                                                  2,703,385
                                                -----------
          BROADCASTING/CABLE
            TELEVISION -- 7.2%
B3-/B     Adelphia
            Communications
            Corp.,
            10.25%,
            7/15/2000..........      500,000        486,250
B2-/B     Cablevision Systems
            Corp.,
            9.25%,
            11/01/2005.........      285,000        274,313
CAA-/B    Helicon Group-Series,
            11.00%,
            11/01/2003.........      350,000        354,375
NR/NR     Intermedia Capital
            Partners,
            11.25%,
            8/01/2006..........      350,000        357,000
B2-/B     JCAC, Inc.,
            10.125%,
            6/15/2006..........      350,000        351,750
B1-/B+    Jones Intercable
            Inc.,
            11.50%,
            7/15/2004..........      250,000        267,500
B2-/B+    Sinclair Broadcasting
            Group,
            10.00%,
            12/15/2003......... $    350,000    $   350,875
                                                -----------
                                                  2,442,063
                                                -----------
          BROADCASTING/TELECOMMUNICATIONS -- 0.4%
B2-B      Paging Network,
            10.125%,
            8/01/2007..........      162,000        145,800
                                                -----------
          CHEMICALS -- 1.1%
B1-/B     NL Industries, Inc.
            11.75%,
            10/15/2003.........      350,000        368,375
                                                -----------
          CONTAINERS - METAL -- 0.8%
B1-/BB-   Sea Containers, Ltd.,
            12.50%,
            12/01/2004.........      250,000        279,375
                                                -----------
          ENTERTAINMENT -- 1.0%
B3-/B-    Plitt Theatres, Inc.,
            10.875%,
            6/15/2004..........      350,000        354,375
                                                -----------
          FOOD AND HOUSEHOLD
            PRODUCTS -- 1.9%
B3-/B-    Brunos, Inc.,
            10.50%,
            8/01/2005..........      301,000        305,891
B1-/B+    Chiquita Brands
            Int'l, Inc.
            9.625%,
            1/15/2004..........      250,000        256,250
B3-/B-    Envirodyne
            Industries,
            10.25%,
            12/01/2001.........      100,000         96,750
                                                -----------
                                                    658,891
                                                -----------
          FOREST AND PAPER PRODUCTS -- 1.1%
B3-/B+    Pacific Lumber Co.,
            10.50%,
            3/01/2003..........      350,000        357,000
                                                -----------
          HEALTH CARE -- 1.4%
B3-/NR    Merit Behavioral
            Care,
            11.50%,
            11/15/2005.........      260,000        284,700
B1-/B-    Parisian, Inc.,
            9.875%,
            7/15/2003..........      200,000        201,750
                                                -----------
                                                    486,450
                                                -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND**
Portfolio of Investments (continued) -- March 31, 1997

 CREDIT                                           MARKET
RATING*                         PRINCIPAL          VALUE
--------                       ------------     -----------
          CORPORATE OBLIGATIONS (CONTINUED)
          LEISURE AND TOURISM -- 3.6%
B3/NR     Griffin Gaming,
            8.40%, 6/30/2000... $    350,000    $   339,500
B1-/B+    Horseshoe Gaming,
            LLC,
            12.75%,
            9/30/2000..........      180,000        195,300
B1-/NA    Riviera Holdings
            Corp.,
            11.00%,
            12/31/2002.........      350,000        364,000
B1-/BB-   Trump Atlantic City,
            11.25%,
            5/01/2006..........      350,000        315,875
                                                -----------
                                                  1,214,675
                                                -----------
          INDUSTRIAL GOODS AND
            SERVICES -- 2.6%
A2-/A-    American Home
            Products,
            6.50%,
            10/15/2002.........      500,000        485,432
NA/NA     Desc Sociedad de
            Fomento,
            11.00%,
            12/15/1997.........      375,000        385,313
                                                -----------
                                                    870,745
                                                -----------
          MANUFACTURING - CONSUMER
            GOODS -- 2.1%
B3-/B-    Hartmarx Corp.,
            10.875%,
            1/15/2002..........      350,000        350,875
B3-/B-    International Wire
            Group,
            11.75%,
            6/01/2005..........      350,000        369,250
                                                -----------
                                                    720,125
                                                -----------
          METALS - DIVERSIFIED -- 0.8%
B3-/B     Envirosource, Inc.,
            9.75%, 6/15/2003...      275,000        262,625
                                                -----------
          OIL AND GAS - EXPLORATION -- 2.3%
B1-/B-    Cliffs Drilling Co.,
            10.25%,
            5/15/2003..........      350,000        357,000
B2/B      Cross Timber Oil Co.
            9.25%,
            4/01/2007++........      195,000        187,931
B2-/B-    Plains Resources,
            Inc.,
            10.25%,
            3/15/2006..........      220,000        228,250
                                                -----------
                                                    773,181
                                                -----------
          PAPER PRODUCTS -- 2.2%
B1-/B+    Stone Container Inc.,
            9.875%,
            2/01/2001.......... $    500,000    $   466,875
B3-/B-    United Stationer
            Supply,
            12.75%,
            5/01/2005..........      250,000        280,000
                                                -----------
                                                    746,875
                                                -----------
          PLASTIC PRODUCTS -- 2.2%
B2-/B     Applied Extrusion
            Technologies Corp.,
            11.50%,
            4/01/2002..........      350,000        362,250
B3-/B-    Plastic Specialty,
            Inc.,
            11.25%,
            12/01/2003.........      350,000        378,000
                                                -----------
                                                    740,250
                                                -----------
          PUBLISHING/ADVERTISING -- 1.2%
B3-/B+    Printpack, Inc.,
            10.625%,
            8/15/2006..........      380,000        396,150
                                                -----------
          TELECOMMUNICATIONS -- 3.7%
AA1-/AAA  British Telecom PLC,
            7.125%,
            9/15/2003..........      275,000(I)     438,500
A2-/A     Lucent Technologies
            Inc.,
            6.90%, 7/15/2001...      500,000        497,696
B1-/BB    Telecom Argentina
            Stet -- France
            Telecom
            8.375%,
            10/18/2000.........      315,000        315,312
                                                -----------
                                                  1,251,508
                                                -----------
          TOTAL CORPORATE
            OBLIGATIONS
            (COST
            $15,206,628).......                  15,327,648
                                                -----------
          GOVERNMENT OBLIGATIONS -- 31.7%
          ARGENTINA GOVERNMENT -- 1.3%
B1-/BB    Republic of
            Argentina,
            5.25%,
            3/31/2023#.........      715,000        444,614
                                                -----------
          BELGIUM GOVERNMENT -- 2.0%
AA1/NR    Belgium (Kingdom of),
            9.00%, 3/28/2003...   18,965,000(A)     660,162
                                                -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND**
Portfolio of Investments (continued) -- March 31, 1997

 CREDIT                                           MARKET
RATING*                         PRINCIPAL          VALUE
--------                       ------------     -----------
          GOVERNMENT OBLIGATIONS (CONTINUED)
          CANADA GOVERNMENT -- 2.7%
AA1-/AAA  Canada Government,
            5.50%, 2/01/2000... $    385,000(B) $   279,641
AA1-/AAA  Canada Government,
            10.00%,
            6/01/2008..........      695,000(B)     624,021
                                                -----------
                                                    903,662
                                                -----------
          FRANCE GOVERNMENT -- 4.1%
AAA/NR    France O.A.T., 8.50%,
            11/25/2002.........    2,570,000(C)     534,770
AAA/NR    Government of France,
            6.75%,
            10/25/2003.........    2,370,000(C)     456,741
AAA/NR    Government of France,
            6.75%,
            10/25/2004.........    2,020,000(C)     387,352
                                                -----------
                                                  1,378,863
                                                -----------
          GERMANY GOVERNMENT -- 6.0%
AAA/NR    Deutscheland
            Republic,
            7.50%,
            11/11/2004.........      860,000(D)     574,225
AAA/NR    Deutscheland
            Republic,
            8.50%, 8/21/2000...    2,170,000(D)   1,465,532
                                                -----------
                                                  2,039,757
                                                -----------
          ITALY GOVERNMENT -- 1.9%
AA3/AAA   Buoni Poliennali del
            Tesoro,
            12.50%,
            3/19/1998..........  370,000,000(E)     229,754
AA3/AAA   Buoni Poliennali del
            Tesoro,
            9.50%, 2/01/2001...  640,000,000(E)     406,228
                                                -----------
                                                    635,982
                                                -----------
          SPAIN GOVERNMENT -- 0.6%
AA2/NA    Spanish Government,
            9.90%,
            10/31/1998.........   15,200,000(G)     113,555
AA2/NA    Spanish Government,
            10.15%,
            1/31/2006..........   11,980,000(G)     101,227
                                                -----------
                                                    214,782
                                                -----------
          SWEDEN GOVERNMENT -- 0.9%
AA1/NR    Sweden (Kingdom of),
            13.00%,
            6/15/2001..........    1,900,000(H)     316,128
                                                -----------

 CREDIT                         PRINCIPAL/        MARKET
RATING*                           SHARES           VALUE
--------                       ------------     -----------
          UNITED KINGDOM GOVERNMENT -- 1.8%
AAA/NR    United Kingdom
            Treasury,
            8.50%,
            12/07/2005......... $    240,000(I) $   417,437
AAA/NR    United Kingdom
            Treasury,
            8.00%,
            12/07/2000.........      110,000(I)     185,222
                                                -----------
                                                    602,659
                                                -----------
          UNITED STATES GOVERNMENT -- 10.4%
          GOVERNMENT AGENCY
            OBLIGATIONS -- 2.1%
          Federal National
            Mortgage
            Association,
            5.83%, 2/20/2001...      750,000        725,162
                                                -----------
          U.S. TREASURY OBLIGATIONS -- 8.3%
          U.S. Treasury Note,
            5.875%,
            10/31/1998.........    1,625,000      1,612,814
          U.S. Treasury Note,
            5.875%,
            11/30/2001.........    1,250,000      1,205,860
                                                -----------
                                                  2,818,674
                                                -----------
          TOTAL UNITED STATES
            GOVERNMENT
            OBLIGATIONS........                   3,543,836
                                                -----------
          TOTAL GOVERNMENT
            OBLIGATIONS
            (COST
            $10,940,944).......                  10,740,445
                                                -----------
          EQUITIES -- 1.6%
          COMMON STOCK -- 0.1%
          RETAIL -- 0.1%
          Grand Union Co.##....        4,419         15,743
                                                -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND**
Portfolio of Investments (continued) -- March 31, 1997

                                PRINCIPAL/        MARKET
                                  SHARES           VALUE
                               ------------     -----------
          EQUITIES (CONTINUED)
          CONVERTIBLE PREFERRED
            STOCK -- 1.5%
          PUBLISHING & PRINTING --
          K-III Communications
            Corp., 2.875%......       20,000    $   530,000
                                                -----------
          TOTAL EQUITIES
            (COST $777,450)....                     545,743
                                                -----------
          TOTAL INVESTMENTS
            EXCLUDING SHORT-
            TERM INVESTMENTS
            (COST
            $26,925,022).......                  26,613,836
                                                -----------
          SHORT-TERM INVESTMENTS -- 0.5%
          Chase Manhattan Bank
            Time Deposit
            5.25%,
            04/01/1997.........      175,000        175,000
                                                -----------
          TOTAL SHORT-TERM
            INVESTMENTS
            (COST $175,000)....                     175,000
                                                -----------
          TOTAL INVESTMENTS -- 79.0%
            (COST $27,100,022)+............      26,788,836
          Cash and other
            assets, net of
            liabilities -- 21.0%..                7,137,128
                                                -----------
          NET ASSETS -- 100.0%.............     $33,925,964
                                                 ==========
+    The cost of securities for Federal income tax
     purposes is substantially the same.
#    Step bond. Republic of Argentina, Brady Bond, 5.00%
     through 3/31/96; maturity rate increases to 6.00% on
     3/31/99, until ultimate maturity date of 3/31/23.
##   Non-income producing security.
++   Security restricted as to resale to qualified
     institutional buyers under Rule 144a of the
     Securities Act of 1933.
*    See page 20 for Credit Ratings.
**   See page 20 for Concentration by Country.

Principal denominated in U.S. Dollars unless indicated by the following currencies:

(A)  Belgian Francs
(B)  Canadian Dollars
(C)  French Francs
(D)  German Marc
(E)  Italian Lira
(F)  Japanese Yen
(G)  Spanish Peseta
(H)  Swedish Krona
(I)  British Pounds

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments -- March 31, 1997

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            COMMON STOCKS -- 91.7%
            AEROSPACE/DEFENSE -- 0.3%
     2,800  British Aerospace plc... $    54,533 $    62,631
                                    -----------  -----------
            AIRLINES -- 0.3%
     6,700  BAA plc.................      50,041      56,454
                                    -----------  -----------
            AUTO RELATED -- 2.0%
    21,000  Nissan Motor Co. .......     131,444     126,373
     1,300  Paccar Inc. ............      94,129      86,775
       440  Volkswagen AG...........     159,310     242,149
                                    -----------  -----------
                                        384,883      455,297
                                    -----------  -----------
            BANKING -- 11.0%
     7,000  Abbey National plc......      62,017      85,490
    26,508  Allied Irish Banks
              plc...................     126,536     180,988
    23,000  Australia/New Zealand
              Banking Group plc.....     132,864     145,513
     6,900  Banco Frances del Rio de
              la Plata
              S.A. -- ADR#..........     106,041     207,000
     3,400  Bancponce Corp. ........      86,266     120,700
    22,000  Bangkok Bank Co.,
              Ltd. .................     227,442     213,411
     4,150  Commerzbank AG..........      87,757     119,905
    25,000  Commonwealth Bank of
              Australia.............     253,407     249,581
    10,000  Dai-Ichi Kangyo Bank....     118,503     105,816
       300  First Empire State
              Corp. ................      99,651      96,000
     4,125  First Financial
              Corp. ................      97,785     107,766
     8,212  Lloyds TSB Group plc....      45,692      67,242
    18,000  Malayan Banking
              Berhard...............     173,562     205,189
     9,370  OTP Bank -- GDR++.......     165,413     206,140
   100,000  PT Bank Bira*...........     139,608     139,554
     9,000  Sumitomo Bank Ltd. .....     144,320     106,865
     2,200  Washington Mutual
              Inc. .................      68,390     106,289
                                    -----------  -----------
                                      2,135,254    2,463,449
                                    -----------  -----------
            BROADCASTING -- TELEVISION -- 0.3%
     7,700  Carlton Communications
              plc...................      56,257      65,890
                                    -----------  -----------
            BUILDING MATERIALS -- 0.7%
     4,290  Cimpor Cimentos De
              Portugal S.A. ........      69,823      89,625
     2,500  USG Corp.*..............      92,625      78,437
                                    -----------  -----------
                                        162,448      168,062
                                    -----------  -----------
            CAPITAL GOODS -- 0.9%
     2,400  Adaptec Inc. ...........      92,400      85,800
     5,300  American Power
              Conversion Corp.*.....      76,790     114,612
                                    -----------  -----------
                                        169,190      200,412
                                    -----------  -----------
            CHEMICALS -- 1.7%
   125,000  Aromatics (Thailand)*... $   172,660 $    80,597
     3,800  BOC Group plc...........      47,201      59,553
       210  Ciba Specialty Chemicals
              AG....................      13,097      17,288
    25,000  Nippon Sanso Corp. .....     131,200      81,785
     2,600  Sociedad Quimica Y
              Minera
              Chili -- ADR#.........     114,920     149,825
                                    -----------  -----------
                                        479,078      389,048
                                    -----------  -----------
            COAL -- 0.4%
     3,600  Zeigler Coal Holding
              Co. ..................      92,164      85,500
                                    -----------  -----------
            COMPUTER EQUIPMENT -- 2.5%
     3,000  Applied Magnetics
              Corp.*................      98,055      84,750
     1,900  Gateway 2000 Inc.*......      41,049      97,375
     2,400  Quantum Corp.*..........      94,409      92,700
     2,700  Storage Technology
              Corp.*................      97,256     105,975
     6,500  Tandem Computers*.......      75,878      77,187
     1,900  Western Digital
              Corp.*................      51,183     107,588
                                    -----------  -----------
                                        457,830      565,575
                                    -----------  -----------
            COMPUTER SOFTWARE -- 2.1%
     2,700  Cap Gemini Sogeti SA*...     130,807     163,727
     2,400  Compuware Corp.*........      95,158     150,600
     1,837  McAfee Associates
              Inc.*.................      40,638      81,287
     5,800  Symantec Corp.*.........      90,963      82,650
                                    -----------  -----------
                                        357,566      478,264
                                    -----------  -----------
            CONSTRUCTION -- 0.6%
     1,900  Centex Corp. ...........      67,889      66,975
     8,400  Gujarat Ambuja Cements,
              Ltd -- GDR++..........      50,000      78,750
                                    -----------  -----------
                                        117,889      145,725
                                    -----------  -----------
            CONSUMER STAPLES -- 0.2%
     2,900  Accustaff Incorp.*......      89,899      48,575
                                    -----------  -----------
            DISTRIBUTION -- 0.8%
     4,400  Canon Sales.............     101,295      87,076
    21,000  Itochu Corp. ...........     141,774     102,795
                                    -----------  -----------
                                        243,069      189,871
                                    -----------  -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (continued) -- March 31, 1997

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            COMMON STOCKS (CONTINUED)
            DIVERSIFIED -- 2.0%
     2,000  Barlow Ltd. ............ $    22,369 $    22,194
     6,000  Grupo Imsa
              S.A.* -- ADR#.........     126,971     139,500
    10,000  ITC Ltd -- GDR++........      75,500     128,500
    20,000  Swire Pacific Ltd. .....     167,926     157,450
                                    -----------  -----------
                                        392,766      447,644
                                    -----------  -----------
            ELECTRICAL & ELECTRONICS -- 2.8%
     2,400  Advanced Micro
              Devices*..............      91,264      99,600
     1,600  Arrow Electronics
              Inc.*.................      92,896      90,200
     7,700  Elektrim Spolka Akcyjna
              S.A. .................      57,646      67,347
     2,800  ESS Technology*.........      92,873      67,900
    12,000  Hitachi Ltd.*...........     113,115     106,624
     1,600  SCI Systems Inc.*.......      75,065      81,000
     9,000  Sumitomo Electric
              Industries............     123,630     122,132
                                    -----------  -----------
                                        646,489      634,803
                                    -----------  -----------
            ENERGY -- 3.3%
     5,360  British Petroleum Co.,
              plc...................      53,893      62,078
     2,300  Energy Ventures Inc.*...     105,275     141,738
     4,400  Oryx Energy*............      95,093      84,700
     5,270  Total S.A. .............     443,260     455,766
                                    -----------  -----------
                                        697,521      744,282
                                    -----------  -----------
            ENGINEERING -- 0.6%
       340  Mannesmann AG...........     111,531     129,658
                                    -----------  -----------
            ENTERTAINMENT -- 2.3%
     1,200  Anchor Gaming*..........      78,972      33,450
    60,000  Berjaya Sports Toto.....     235,704     307,481
    24,500  Ladbroke Group plc......      93,145      90,366
     2,100  King World Productions
              Inc.*.................      86,431      76,650
                                    -----------  -----------
                                        494,252      507,947
                                    -----------  -----------
            FINANCIAL SERVICES -- 4.3%
     3,300  Aaames Financial
              Corp. ................      94,962      66,825
     1,700  Alex Brown Inc. ........      96,532      72,250
     3,575  Bear Stearns Companies
              Inc. .................      65,931      93,844
       539  Cie Bancaire S.A. ......      53,078      71,324
     2,700  Cityscape Financial
              Corp.*................      78,688      47,925
    37,500  CMIC Finance &
              Securities, plc*......     141,799      64,959
     1,420  Credit Suisse Group.....     133,599     169,702
     3,600  Imperial Credit
              Industries*...........      95,816      72,450
    10,800  Instituto Mobilaire
              Italiano S.P.A. ...... $    72,452 $    93,740
     3,300  Lehman Brothers Holdings
              Inc. .................      71,010      96,112
     3,000  SunAmerica Inc. ........      72,290     112,875
                                    -----------  -----------
                                        976,157      962,006
                                    -----------  -----------
            FOOD PRODUCTS -- 2.5%
     7,400  Cadbury Schweppes plc...      59,252      65,506
     6,800  Companhia Brasileira
              Distribuicao Grupo Pao
              de Acucar -- ADR#.....      73,100     147,506
     1,900  Interstate Bakeries
              Corp. ................      76,071      89,775
        90  Nestle S.A..............      97,039     104,912
   105,600  Parmalat Finanziaria....      97,939     146,386
                                    -----------  -----------
                                        403,401      554,085
                                    -----------  -----------
            FOREST PRODUCTS & PAPER -- 1.1%
    11,000  Grupo Industrial
              Durqango
              S.A.* -- ADR#.........     130,642     108,625
     9,000  Maderas y Sinteticos
              S.A. -- ADR#..........     127,299     140,625
                                    -----------  -----------
                                        257,941      249,250
                                    -----------  -----------
            HEALTH CARE & SUPPLIES -- 2.6%
     3,800  Allegiance Corp. .......      98,188      84,075
     4,400  Glaxo Wellcome plc......      53,563      80,532
     3,300  Herbalife
              International.........      96,820      59,813
     2,400  Lincaire Holdings
              Inc.*.................      96,207      99,000
     7,100  Novacare, Inc.*.........      93,117      86,087
     2,400  Sofamor Danek Group
              Inc.*.................      83,779      86,700
     2,200  Wellpoint Health Net*...      93,350      91,300
                                    -----------  -----------
                                        615,024      587,507
                                    -----------  -----------
            HOLDING COMPANIES - DIVERSIFIED -- 3.9%
    16,500  Benpress Holdings
              Corp.* -- GDR++.......     111,250     124,575
    17,400  BTR plc.................      88,852      76,016
     8,200  Grand Metropolitan
              plc...................      55,144      66,001
    70,000  Hicom Holdings Berhad...     201,712     182,189
     5,000  Sonae Investmentos --
              Sociedade Gestora de
              Participacoes Sociais,
              SA....................     145,910     168,591
    90,000  Wing Tai Holdings
              Ltd. .................     288,154     265,421
                                    -----------  -----------
                                        891,022      882,793
                                    -----------  -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (continued) -- March 31, 1997

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            COMMON STOCKS (CONTINUED)
            INVESTMENT COMPANIES -- 0.7%
    13,000  ROC Taiwan Fund*........ $   135,040 $   154,375
                                    -----------  -----------
            INSURANCE -- 4.8%
     3,500  Assurances Generales de
              France................     114,955     127,940
     2,099  AXA Co. ................     105,609     138,793
     4,300  Commercial Union plc....      40,630      47,334
     3,400  Conseco Inc. ...........      45,774     121,125
     1,350  Fortis Ag...............     228,425     240,722
     3,650  Fremont General
              Corp. ................      85,654     102,656
     3,200  Old Republic
              International
              Corp. ................      73,255      82,000
       710  Zuerich
            Vericherungsgesellschaft
              Reg...................     200,960     222,504
                                    -----------  -----------
                                        895,262    1,083,074
                                    -----------  -----------
            MACHINERY & MANUFACTURING -- 2.9%
       290  Linde AG................     184,240     203,488
    25,000  Keppel Corp. ...........     211,490     157,494
    20,000  Mitsubishi Heavy
              Industries Ltd. ......     149,744     130,048
     3,000  Murata Manufacturing
              Co., Ltd. ............     103,651     107,593
     7,700  Wolseley plc............      54,783      62,040
                                    -----------  -----------
                                        703,908      660,663
                                    -----------  -----------
            METALS & MINING -- 2.3%
     5,000  De Beers Consolidated
              Mines Ltd. -- Cent.
              Linked................     153,212     182,118
     7,500  LTV Corp. ..............      93,657      94,688
     5,000  Madeco S.A. -- ADR#.....     125,449     133,750
    40,000  Nippon Steel Corp. .....     141,818     109,855
                                    -----------  -----------
                                        514,136      520,411
                                    -----------  -----------
            OFFICE EQUIPMENT -- 0.3%
     2,400  John Harland Co. .......      76,898      57,000
                                    -----------  -----------
            OIL/GAS -- 8.0%
     3,300  Apache Corp. ...........      97,475     110,550
     1,700  Ensco International
              Inc.*.................      74,812      83,725
     2,400  Falcon Drilling Co.
              Inc.*.................      93,286      88,800
     2,000  Flores & Rucks Inc.*....      90,982      81,000
     4,900  Global Marine Inc.*.....      96,740     105,350
     1,700  Helmerich & Payne
              Inc. .................      58,722      78,625
     5,600  Marine Drilling Co.
              Inc.*................. $    94,556 $    99,400
     1,900  Murphy Oil Corp. .......      94,402      89,300
     3,400  Newfield Exploration
              Co.*..................      75,688      64,600
     4,900  Noble Drilling Corp.*...      49,000      84,525
     3,510  Norsk Hydro AS..........     165,922     175,168
     1,600  Nuevo Energy Co.*.......      81,331      61,400
     2,800  Parker & Parsley Petro
              Co.*..................      76,996      82,600
     4,100  Rowan Cos. Inc.*........      90,332      92,763
     4,200  USX -- Marathon Group...      89,850     117,075
     3,800  Vintage Petroleum
              Inc. .................      97,328     114,000
     8,100  YPF Sociedad Anonima --
              ADR#..................     142,953     214,650
     3,243  Yukong Ltd. ............      86,597      57,989
                                    -----------  -----------
                                      1,656,972    1,801,520
                                    -----------  -----------
            PACKAGING -- 0.5%
     5,200  Cristalerias de Chile
              S.A. -- ADR#..........     120,401     109,850
                                    -----------  -----------
            PERSONAL CARE -- 0.5%
     8,000  Shiseido Co. Ltd. ......     101,670     103,393
                                    -----------  -----------
            PHARMACEUTICALS -- 2.8%
     7,000  Eisai Co. ..............     126,307     119,871
     2,920  Gedeon
              Richter -- ADR#.......     159,635     180,310
     3,300  ICN Pharmaceuticals
              Inc. .................      81,783      73,425
       210  Novartis AG*............     227,419     259,467
                                    -----------  -----------
                                        595,144      633,073
                                    -----------  -----------
            PUBLISHING & PRINT -- 2.6%
     1,790  Elsevier NV.............      16,370      29,040
     3,200  Lee Enterprises,
              Inc. .................      74,156      77,600
    41,000  News Corp. Ltd. ........     238,072     191,013
     4,600  Valassis
              Communications*.......      94,351     102,925
     8,550  VNU -- Ver Ned Uitgev
              Ver Bezit.............     105,791     175,548
                                    -----------  -----------
                                        528,740      576,126
                                    -----------  -----------
            REAL ESTATE -- 4.1%
    15,000  Cheung Kong Holdings
              Ltd. .................      82,037     132,122
    85,000  Hong Kong Land Holdings
              Ltd. .................     180,676     198,022
     3,100  Lennar Corp. ...........      76,611      75,950
   175,000  Selangor Properties
              Berhad................     199,057     199,843
    20,000  Singapore Land Ltd. ....     129,033     102,458

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (continued) -- March 31, 1997

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE (CONTINUED)
    12,000  Sun Hung Kai Properties
              Inc. ................. $    74,045 $   126,992
     3,290  Vallehermoso S.A. ......      64,500      76,636
                                    -----------  -----------
                                        805,959      912,023
                                    -----------  -----------
            RETAIL -- 1.9%
     4,300  Hollywood Entertainment
              Corp.*................      90,355     104,812
     5,000  Kingfisher plc..........      40,946      57,417
     3,300  Land's End*.............      92,428      87,450
    10,100  Safeway plc.............      49,837      59,025
     2,400  Vendex International
              NV....................      70,387     113,362
                                    -----------  -----------
                                        343,953      422,066
                                    -----------  -----------
            TELECOMMUNICATIONS -- 6.1%
     1,600  Dynatech Corp.*.........      75,270      48,000
     2,600  Mastec Inc.*............      91,619      73,450
     3,500  Portugal Telecom
              S.A. .................      76,024     130,096
       880  SPT Telecom AS*.........     108,929     103,973
    52,000  Telecom Corporation of
              New Zealand, Ltd. ....     267,472     236,479
    32,000  Telecom Italia Mobile
              S.p.A. ...............      38,178      91,976
     1,300  Telecomunicacoes
              Brasileiras
              S.A. -- ADR#..........      52,488     133,087
    10,310  Telefonica de Espana....     170,524     248,526
    10,000  Telefonica del
              Peru -- ADR#..........     214,671     222,500
     5,100  Videsh Sanchar Nigam
              Ltd.*.................      71,043      90,015
                                    -----------  -----------
                                      1,166,218    1,378,102
                                    -----------  -----------
            TEXTILES & APPAREL -- 2.1%
     2,100  Fruit of the Loom*......      74,365      87,150
     3,300  Mohawk Industries
              Inc.*.................      79,314      68,888
     4,600  Ross Stores Inc. .......      63,250     116,725
     2,700  TJX Companies Inc. .....      86,074     115,425
     1,400  V.F. Corp. .............      95,001      93,625
                                    -----------  -----------
                                        398,004      481,813
                                    -----------  -----------
            TIRE & RUBBER -- 0.9%
     2,480  Continental AG..........      40,011      55,261
     5,500  Debica S.A.*............      70,950     145,206
                                    -----------  -----------
                                        110,961      200,467
                                    -----------  -----------
            UTILITIES -- 1.7%
     9,037  Citizens Utilities Co.
              Cl A*................. $    95,850 $   105,059
     4,100  Delmarva Light & Power
              Co. ..................      83,685      75,337
     4,200  Korea Electric Power
              Co. ..................     137,376     122,038
     3,200  Minnesota Power & Light
              Co. ..................      92,700      89,200
                                    -----------  -----------
                                        409,611      391,634
                                    -----------  -----------
            WATER SERVICES -- 0.3%
     1,900  Culligan Water
              Technologies Inc.*....      75,945      74,339
                                    -----------  -----------
            TOTAL COMMON STOCKS.....  18,975,027  20,634,657
                                    -----------  -----------
            WARRANTS -- 0.8%
            BANKING -- 0.8%
   100,000  Development & Commercial
              Bank Holdings Berhad
              Expires 12/27/1999*...     140,603     168,671
                                    -----------  -----------
            TOTAL INVESTMENTS
              EXCLUDING SHORT-TERM
              INVESTMENTS...........  19,115,630  20,803,328
                                    -----------  -----------
PRINCIPAL
----------
            SHORT-TERM INVESTMENTS -- 5.5%
$1,240,000  Chase Manhattan Bank
              Time Deposit 5.25% due
              04/01/1997............   1,240,000   1,240,000
                                    -----------  -----------
            TOTAL INVESTMENTS --
              98.0%................. $20,355,630+  22,043,328
                                    ===========
            Cash and other assets,
              net of
              liabilities -- 2.0%...                 442,895
                                                 -----------
            NET ASSETS -- 100.0%...............  $22,486,223
                                                 ===========
+  The cost of securities for Federal income tax purposes is substantially the same.
*  Non-Income Producing Securities.
#  American Depository Receipts
++ Global Depository Receipts/Shares.
** See page 20 for Concentration by Country.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC SMALL CAP FUND
Portfolio of Investments -- March 31, 1997

                                                  MARKET
 SHARES                              COST          VALUE
--------                          -----------   -----------
         COMMON STOCKS -- 64.1%
         APPLIANCES & HOUSEHOLD PRODUCTS -- 3.4%
 100,000 Aaron Rents Inc. ....... $   818,901   $ 1,150,000
  40,000 Computational Systems,       606,481       720,000
           Inc.*.................
 102,000 Quaker Fabric Corp.*....   1,289,375     1,326,000
                                  -----------   -----------
                                    2,714,757     3,196,000
                                  -----------   -----------
         AUTOMOTIVE -- 3.8%
  67,200 Speedway Motorsports,        959,725     1,596,000
           Inc.*.................
  86,950 Wynn's International,      1,664,381     2,010,719
           Inc...................
                                  -----------   -----------
                                    2,624,106     3,606,719
                                  -----------   -----------
         CAPITAL GOODS -- 1.0%
 120,000 York Research Corp.*....   1,105,818       960,000
                                  -----------   -----------
         CHEMICALS -- 2.8%
  55,000 The Carbide/Graphite         850,525     1,237,500
           Group*................
  90,100 Synalloy Corp...........   1,318,868     1,441,600
                                  -----------   -----------
                                    2,169,393     2,679,100
                                  -----------   -----------
         COMMERCIAL SERVICES -- 2.6%
  66,100 Childrens Comprehensive      480,200       760,150
           Services, Inc.*.......
  67,600 Norrell Corp............     765,375     1,664,650
                                  -----------   -----------
                                    1,245,575     2,424,800
                                  -----------   -----------
         COMPUTERS -- 1.9%
  80,000 Zebra Technologies Corp.   1,657,904     1,840,000
           Class "A"*............
                                  -----------   -----------
         COMPUTER SOFTWARE -- 1.3%
 133,000 American Software Class      871,563       931,000
           "A"*..................
  38,400 Total Control Products,      307,200       302,400
           Inc.*.................
                                  -----------   -----------
                                    1,178,763     1,233,400
                                  -----------   -----------
         ELECTRICAL & ELECTRONICS -- 4.5%
  35,000 Aseco Corp.*............     351,623       371,875
  66,500 Benchmark                  2,032,417     1,945,125
           Electronics -- BHE,
           Inc.*.................
  57,000 Electro Scientific         1,427,490     1,439,250
           Industries, Inc.*.....
  51,000 Quad Systems Corp.*.....     338,564       535,500
                                  -----------   -----------
                                    4,150,094     4,291,750
                                  -----------   -----------
         ENVIRONMENTAL -- 1.9%
  41,600 Newpark Resources,         1,273,259     1,820,000
           Inc.*.................
                                  -----------   -----------
         FINANCIAL SERVICES -- 3.1%
  70,000 Amresco Inc.*........... $   930,750   $ 1,172,500
  48,450 Sirrom Capital Corp. ...     823,454     1,756,313
                                  -----------   -----------
                                    1,754,204     2,928,813
                                  -----------   -----------
         FOOD -- 2.1%
  30,000 Rare Hospitality             489,376       390,000
           International*........
 120,000 Twinlab Corp.*..........   1,475,157     1,620,000
                                  -----------   -----------
                                    1,964,533     2,010,000
                                  -----------   -----------
         HOMEBUILDERS -- 0.9%
  75,000 Cavalier Homes, Inc. ...     441,133       843,750
                                  -----------   -----------
         MACHINERY & EQUIPMENT -- 4.2%
  15,000 ASM Lithograpy             1,052,500     1,125,000
           Holdings*.............
  50,000 Cognex Corp.*...........     895,625       950,000
  45,000 Roper Industries,          1,741,293     1,895,625
           Inc...................
                                  -----------   -----------
                                    3,689,418     3,970,625
                                  -----------   -----------
         MANUFACTURING -- 3.0%
  51,400 Asyst Technologies,        1,335,505     1,002,300
           Inc.*.................
 129,700 Consep Inc.*............     376,969       389,100
  70,000 Scientific Games           1,697,892     1,487,500
           Corp.*................
                                  -----------   -----------
                                    3,410,366     2,878,900
                                  -----------   -----------
         MANUFACTURING - CONSUMER GOODS -- 2.4%
  45,700 Fuqua Enterprises,         1,039,359     1,039,675
           Inc.*.................
 110,000 Genesco, Inc.*..........     930,650     1,237,500
                                  -----------   -----------
                                    1,970,009     2,277,175
                                  -----------   -----------
         MEDICAL - HOSPITAL MANAGEMENT -- 1.3%
  25,000 Arbor Health Care            628,125       634,375
           Co.*..................
  29,200 Pediatric Services of        525,838       551,150
           America*..............
                                  -----------   -----------
                                    1,153,963     1,185,525
                                  -----------   -----------
         MEDICAL SUPPLIES -- 6.7%
 100,000 American Healthcorp,         966,113     1,137,500
           Inc.*.................
  60,000 American Homepatient,      1,003,211     1,335,000
           Inc.*.................
  60,000 Hologic, Inc.*..........   1,470,080     1,462,500
  50,000 Laserscope*.............     302,563       368,750
  45,000 Renal Treatment              873,580     1,012,500
           Centers*..............
  63,500 Res-care, Inc.*.........     897,655     1,047,750
                                  -----------   -----------
                                    5,513,202     6,364,000
                                  -----------   -----------
         METALS - CAPITAL GOODS -- 1.1%
  40,000 Wolverine Tube, Inc.*...   1,344,365     1,040,000
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC SMALL CAP FUND
Portfolio of Investments (continued) -- March 31, 1997

                                                  MARKET
 SHARES                              COST          VALUE
--------                          -----------   -----------
         COMMON STOCKS (CONTINUED)
         METAL FABRICATE/HARDWARE -- 2.3%
  78,400 Sinter Metals, Inc.      $ 1,601,335   $ 2,156,000
           Class "A"*............
                                  -----------   -----------
         OIL/GAS EQUIPMENT -- 2.0%
  59,600 National-Oilwell,          1,905,271     1,907,200
           Inc.*.................
                                  -----------   -----------
         OIL/GAS EXPLORATION -- 3.0%
  60,000 Oceaneering                  810,663       937,500
           International,
           Inc.*.................
  96,400 Veritas DGC, Inc.*......   1,828,262     1,903,900
                                  -----------   -----------
                                    2,638,925     2,841,400
                                  -----------   -----------
         PERSONAL CARE -- 1.0%
  68,100 Inbrand Corp.*..........     673,425       944,887
                                  -----------   -----------
         PHARMACEUTICALS -- 2.7%
  84,825 Medicis Pharmaceutical       977,080     2,523,544
           Corp. Class "A"*......
                                  -----------   -----------
                                                  MARKET
 SHARES                              COST          VALUE
--------                          -----------   -----------
         RETAIL -- 4.6%
 110,000 Compucom Systems,        $   802,781   $   660,000
           Inc.*.................
 100,000 Maxim Group Inc.,          1,629,125     1,325,000
           (The)*................
 100,000 Moovies, Inc.*..........     745,625       550,000
  71,700 Rexall Sundown, Inc.*...   1,523,798     1,837,312
                                  -----------   -----------
                                    4,701,329     4,372,312
                                  -----------   -----------
         TRANSPORTATION - AIR -- 0.5%
  42,300 Mesaba Holdings,
           Inc.*.................     346,125       491,738
                                  -----------   -----------

         TOTAL
           INVESTMENTS -- 64.1%.. $52,204,352+   60,787,638
                                  ===========

         Cash and other assets,
           net of
          liabilities -- 35.9%...                34,092,245
                                                -----------

         NET ASSETS -- 100.0%....               $94,879,883
                                                ===========

* Non-income producing securities
+ The cost of securities for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC APPRECIATION FUND**
Portfolio of Investments -- March 31, 1997

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMON STOCKS -- 93.7%
        APPLIANCES & HOUSEHOLD
          PRODUCTS -- 2.1%
28,000  Aaron Rents, Inc. ....... $   204,679   $   322,000
11,750  Computational Systems,
          Inc.*..................     171,844       211,500
15,000  Quaker Fabric Corp.*.....     142,500       195,000
11,950  Zebra Technologies Corp.
          Class "A"*.............     209,322       274,850
                                  -----------   -----------
                                      728,345     1,003,350
                                  -----------   -----------
        AUTOMOTIVE -- 3.9%
 7,400  Daimler-Benz AG Sponsored
          ADR#*..................     371,519       571,650
 2,700  PACCAR, Inc. ............     194,373       180,225
15,900  Peugeot Citroen ADR#.....     486,874       452,691
14,000  Speedway Motorsports,
          Inc.*..................     126,420       332,500
15,825  Wynn's International,
          Inc. ..................     302,165       365,953
                                  -----------   -----------
                                    1,481,351     1,903,019
                                  -----------   -----------
        BANKING -- 9.2%
 3,000  Banco Bilbao Vizcaya
          ADR#...................      67,418       179,625
 6,600  Banponce Corp. ..........     167,518       234,300
10,000  Bostonfed Bancorp,
          Inc. ..................     124,350       151,250
 5,200  Chase Manhattan Corp. ...     348,062       486,850
14,700  Corporacion Bancaria
          Espana ADR#............     311,532       319,725
 9,200  First Bell Bancorp,
          Inc. ..................      85,450       147,200
   600  First Empire State
          Corp. .................     198,642       192,000
 7,625  First Financial Corp. ...     180,676       199,203
 6,500  First Mutual Bancorp,
          Inc. ..................      83,077        98,312
 5,900  Frankfort First Bancorp,
          Inc. ..................      74,004        62,688
14,600  FSF Financial Corp. .....     187,975       251,850
11,000  Georgia Financial,
          Inc. ..................     121,660       163,625
13,000  Glendale Federal Bank*...     197,060       299,000
11,700  Home Bancorp Of Elgin,
          Inc.*..................     147,713       175,500
 8,140  IBS Financial Corp. .....      69,819       138,380
 6,000  Industrial Bancorp,
          Inc. ..................      75,042        75,750
19,000  Istituto Mobiliare
          Italiano ADR#*.........     393,777       498,750
 6,800  MLF Bancorp, Inc. .......      47,804       104,550
30,400  North Central Bancshares,
          Inc. ..................     328,664       482,600
10,000  PFF Bancorp, Inc.*.......     115,000       143,750
 5,400  Westerfed Financial
          Corp. .................      73,224       108,675
                                  -----------   -----------
                                    3,398,467     4,513,583
                                  -----------   -----------

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        BUILDING MATERIALS -- 0.3%
 4,900  USG Corp.*............... $   181,545   $   153,738
                                  -----------   -----------
        CAPITAL GOODS -- 1.3%
 4,800  Adaptec, Inc.*...........     184,800       171,600
11,100  American Power Conversion
          Corp.*.................     165,523       240,038
 5,075  Corrections Corp. of
          America*...............     166,776       123,069
14,300  York Research Corp.*.....     136,833       114,400
                                  -----------   -----------
                                      653,932       649,107
                                  -----------   -----------
        CHEMICALS -- 1.2%
12,600  The Carbide/Graphite
          Group*.................     212,840       283,500
19,500  Synalloy Corp. ..........     257,988       312,000
                                  -----------   -----------
                                      470,828       595,500
                                  -----------   -----------
        COAL -- 0.4%
 7,200  Zeigler Coal Holding
          Co. ...................     184,327       171,000
                                  -----------   -----------
        COMMERCIAL SERVICES -- 0.7%
 9,900  Childrens Comprehensive
          Services, Inc.*........      54,599       113,850
10,000  Norrell Corp. ...........      97,500       246,250
    25  Right Management
          Consultants, Inc.*.....         244           241
                                  -----------   -----------
                                      152,343       360,341
                                  -----------   -----------
        COMPUTERS -- 0.3%
13,500  Tandem Computers,
          Inc.*..................     159,632       160,313
                                  -----------   -----------
        COMPUTER EQUIPMENT -- 2.3%
 5,800  Applied Magnetics
          Corp.*.................     189,573       163,850
 7,000  CHS Electronics, Inc.*...     126,625       142,625
 3,700  Gateway 2000, Inc.*......     106,650       189,625
 4,700  Quantum Corp.*...........     184,729       181,538
 5,700  Storage Technology
          Corp.*.................     211,273       223,725
 4,000  Western Digital Corp.*...     109,968       226,500
                                  -----------   -----------
                                      928,818     1,127,863
                                  -----------   -----------
        COMPUTER SOFTWARE -- 1.3%
 5,000  Compuware Corp.*.........     206,652       313,750
 3,787  McAfee Associates,
          Inc.* .................     113,705       167,575
11,800  Symantec Corp.*..........     185,062       168,150
                                  -----------   -----------
                                      505,419       649,475
                                  -----------   -----------
        CONSTRUCTION -- 0.3%
 4,100  Centex Corp. ............     140,641       144,525
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC APPRECIATION FUND**
Portfolio of Investments (continued) -- March 31, 1997

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMON STOCKS (CONTINUED)
        CONSUMER NON-DURABLE -- 0.9%
18,000  IBP, Inc. ............... $   428,238   $   443,250
                                  -----------   -----------
        CONSUMER STAPLES -- 1.5%
14,700  Accustaff, Inc.*.........     384,145       246,225
 6,950  Personnel Group of
          America, Inc.*.........     191,220       136,394
 4,900  Robert Half
          International, Inc.*...     190,082       170,888
 4,000  Smithfield Foods,
          Inc.*..................     147,000       169,000
                                  -----------   -----------
                                      912,447       722,507
                                  -----------   -----------
        CONSUMER CYCLICAL -- 1.1%
 5,000  Analysts International
          Corp. .................     143,125       110,000
12,775  Apple South, Inc. .......     170,506       167,672
 6,600  Wolverine World Wide,
          Inc. ..................     202,970       240,900
                                  -----------   -----------
                                      516,601       518,572
                                  -----------   -----------
        DIVERSIFIED -- 5.0%
28,300  Allied Waste Industries,
          Inc.*..................     259,900       226,400
33,700  BTR PLC ADR#.............     535,830       589,874
76,000  Jardine Matheson Hd
          ADR#...................     555,363       433,200
 6,800  Siemens AG ADR#..........     329,700       366,412
19,500  Stet Soc Finanz Telef
          ADR#...................     564,212       845,813
                                  -----------   -----------
                                    2,245,005     2,461,699
                                  -----------   -----------
        ELECTRIC UTILITY -- 1.7%
 9,800  Centrais Electricas
          Brasileiras Sponsored
          ADR#...................     186,788       199,643
 6,500  Minnesota Power & Light
          Co. ...................     188,297       181,188
18,500  PC&G Corp. ..............     421,985       434,750
                                  -----------   -----------
                                      797,070       815,581
                                  -----------   -----------
        ELECTRICAL & ELECTRONICS -- 1.1%
 9,950  Benchmark Electronics
          BHE, Inc.*.............     308,127       291,038
10,000  Electro Scientific
          Industries, Inc.*......     209,605       252,500
                                  -----------   -----------
                                      517,732       543,538
                                  -----------   -----------
        ELECTRICAL EQUIPMENT -- 0.7%
 3,200  Arrow Electronics,
          Inc.*..................     185,792       180,400
 3,200  SCI Systems, Inc.*.......     150,130       162,000
                                  -----------   -----------
                                      335,922       342,400
                                  -----------   -----------

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        ELECTRONICS -- 0.7%
13,000  Aseco Corp.*............. $   105,500   $   138,125
20,000  Quad Systems Corp.*......     130,700       210,000
                                  -----------   -----------
                                      236,200       348,125
                                  -----------   -----------
        ELECTRONIC COMPONENTS/
          INSTRUMENTS -- 3.7%
 1,600  ABB AG Sponsored ADR#....     131,896       192,139
 4,800  Advanced Micro Devices,
          Inc.*..................     182,527       199,200
 5,600  ESS Technology, Inc.*....     185,734       135,800
 7,000  Hitachi Ltd. ADR#........     693,837       615,125
 9,000  Telefonica De Espana
          ADR#...................     353,115       645,750
                                  -----------   -----------
                                    1,547,109     1,788,014
                                  -----------   -----------
        ENERGY -- 1.3%
 5,375  Energy Ventures, Inc.*...     259,519       331,234
 9,100  Oryx Energy*.............     198,005       175,175
 9,400  Pool Energy Services
          Co.*...................     168,025       138,650
                                  -----------   -----------
                                      625,549       645,059
                                  -----------   -----------
        ENVIRONMENTAL -- 0.9%
10,500  Newpark Resources,
          Inc.*..................     354,613       459,375
                                  -----------   -----------
        FINANCIAL SERVICES -- 3.0%
 3,400  Alex Brown, Inc. ........     193,063       144,500
15,900  Amresco, Inc.*...........     198,725       266,325
 7,350  Bear Stearns Companies,
          Inc. ..................     155,246       192,937
 6,800  Lehman Brothers Holdings,
          Inc. ..................     158,958       198,050
 6,900  Sirrom Capital Corp. ....      83,813       250,125
 6,200  SunAmerica, Inc. ........     157,936       233,275
 4,000  Washington Mutual,
          Inc. ..................     120,336       193,250
                                  -----------   -----------
                                    1,068,077     1,478,462
                                  -----------   -----------

        FOOD PRODUCTS & SERVICES -- 0.6%
 3,900  Interstate Bakeries
          Corp. .................     157,335       184,275
10,000  Rare Hospitality
          International,Inc.*....     155,000       130,000
                                  -----------   -----------
                                      312,335       314,275
                                  -----------   -----------
        FOOD - WHOLESALE -- 0.7%
24,950  Twinlab Corp.*...........     299,819       336,825
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC APPRECIATION FUND**
Portfolio of Investments (continued) -- March 31, 1997

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMON STOCKS (CONTINUED)
        FOOD -- 3.1%
27,700  Groupe Danone Sponsored
          ADR#*.................. $   848,810   $   877,974
11,200  Nestle SA Sponsored
          ADR#...................     569,476       654,995
                                  -----------   -----------
                                    1,418,286     1,532,969
                                  -----------   -----------
        GAS DISTRIBUTION -- 0.7%
14,000  BG PLC Sponsored ADR#....     292,841       358,750
                                  -----------   -----------
        HEALTH CARE -- 2.1%
 7,600  Allegiance Corp. ........     196,377       168,150
 6,000  Curative Health Services,
          Inc.*..................     194,625       138,000
 8,000  HPR, Inc.*...............     126,000        90,000
 6,500  Health Management
          Associates, Inc. Class
          "A"*...................     160,452       154,375
 8,000  Medcath, Inc.*...........     122,000       119,000
14,300  Nova Care*...............     187,546       173,388
 4,400  Wellpoint Health
          Networks, Inc.*........     186,700       182,600
                                  -----------   -----------
                                    1,173,700     1,025,513
                                  -----------   -----------
        HEALTH & PERSONAL CARE -- 0.3%
 6,800  Herbalife International,
          Inc. ..................     197,055       123,250
                                  -----------   -----------
        HOMEBUILDERS -- 0.3%
14,500  Cavalier Homes, Inc. ....      71,507       163,125
                                  -----------   -----------
        INSURANCE -- 1.8%
 7,100  Conseco, Inc. ...........     124,750       252,938
 7,650  Fremont General Corp. ...     187,125       215,156
 6,600  Old Republic
          International Corp. ...     153,245       169,125
 5,600  Safeco Corp. ............     158,493       224,000
                                  -----------   -----------
                                      623,613       861,219
                                  -----------   -----------
        LEISURE & GAMING -- 0.4%
 2,300  Anchor Gaming*...........     151,363        64,113
 3,900  King World Productions,
          Inc.*..................     159,967       142,350
                                  -----------   -----------
                                      311,330       206,463
                                  -----------   -----------
        MACHINERY & EQUIPMENT -- 1.0%
10,000  Cognex Corp.*............     182,500       190,000
 7,000  Roper Industries,
          Inc. ..................     241,500       294,875
                                  -----------   -----------
                                      424,000       484,875
                                  -----------   -----------
        MANUFACTURING -- 0.4%
10,000  Asyst Technologies,
          Inc.*..................     298,713       195,000
                                  -----------   -----------

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        MANUFACTURING - CONSUMER
          GOODS -- 1.9%
 8,800  Fuqua Enterprises,
          Inc.*.................. $   210,763   $   200,200
20,000  Genesco, Inc.*...........     160,575       225,000
10,800  Reebok International
          Ltd. ..................     288,950       484,650
                                  -----------   -----------
                                      660,288       909,850
                                  -----------   -----------
        MEDICAL EQUIPMENT & SUPPLIES -- 1.1%
 8,650  Lincare Holdings,
          Inc.*..................     343,051       356,813
 5,200  Sofamor Danek Group,
          Inc.*..................     171,117       187,850
                                  -----------   -----------
                                      514,168       544,663
                                  -----------   -----------
        MEDICAL SUPPLIES -- 2.1%
29,000  American Healthcorp,
          Inc.*..................     275,500       329,875
13,500  American Homepatient,
          Inc.*..................     179,000       300,375
 6,200  Renal Treatment Centers,
          Inc.*..................     130,039       139,500
14,850  Res - Care, Inc.*........     199,931       245,025
                                  -----------   -----------
                                      784,470     1,014,775
                                  -----------   -----------
        METAL FABRICATE/HARDWARE -- 0.6%
10,650  Sinter Metals, Inc. Class
          "A"*...................     215,947       292,875
                                  -----------   -----------
        METALS - CAPITAL GOODS -- 0.4%
 7,000  Wolverine Tube, Inc.*....     196,188       182,000
                                  -----------   -----------
        MORTGAGE BANKERS &
          CORRESPOND -- 0.8%
 6,700  Aames Financial Corp. ...     192,840       135,675
 5,200  Cityscape Financial
          Corp.*.................     151,362        92,300
 7,300  Imperial Credit
          Industries, Inc.*......     194,384       146,913
                                  -----------   -----------
                                      538,586       374,888
                                  -----------   -----------
        MULTI-INDUSTRY -- 0.5%
 2,800  Loews Corp. .............     123,409       248,850
                                  -----------   -----------
        OFFICE/BUSINESS EQUIPMENT -- 0.3%
 5,000  John Harland Co. ........     159,001       118,750
                                  -----------   -----------
        OIL/GAS EQUIPMENT -- 0.8%
 4,000  Flores & Rucks, Inc. ....     181,762       162,000
 7,300  National - Oilwell,
          Inc.* .................     245,733       233,600
                                  -----------   -----------
                                      427,495       395,600
                                  -----------   -----------
        OIL/GAS - EXPLORATION -- 9.7%
 6,700  Apache Corp. ............     204,835       224,450
 3,000  Diamond Offshore
          Drilling, Inc.*........     215,055       205,500

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC APPRECIATION FUND**
Portfolio of Investments (continued) -- March 31, 1997

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMON STOCKS (CONTINUED)
        OIL/GAS - EXPLORATION (CONTINUED)
10,100  Elf Aquitane ADR#........ $   358,447   $   497,425
 3,500  Energy Ventures, Inc.*...     218,834       215,687
 3,600  Ensco International,
          Inc.*..................     161,515       177,300
 5,000  Falcon Drilling Co.,
          Inc.*..................     192,666       185,000
10,100  Global Marine, Inc.*.....     202,494       217,150
 3,500  Helmerich & Payne,
          Inc. ..................     126,246       161,875
11,600  Marine Drilling Co.,
          Inc.*..................     194,039       205,900
 3,700  Murphy Oil Corp. ........     183,835       173,900
 6,600  Newfield Exploration
          Co.*...................     146,898       125,400
 9,300  Noble Drilling Corp.*....     112,482       160,425
 3,300  Nuevo Energy Co.*........     167,570       126,637
18,400  Oceaneering
          International, Inc.*...     300,808       287,500
 5,300  Parker & Parsley Petro
          Co. ...................     145,743       156,350
11,400  Repsol, SA ADR#..........     358,459       464,550
 8,200  Rowan Cos., Inc.*........     180,664       185,525
 8,600  USX-Marathon Group
          Corp. .................     190,362       239,725
 9,800  Veritas DGC, Inc.*.......     181,986       193,550
 7,800  Vintage Petroleum,
          Inc. ..................     207,956       234,000
11,400  YPF Sociedad Anonima
          ADR#...................     221,845       302,100
                                  -----------   -----------
                                    4,272,739     4,739,949
                                  -----------   -----------
        PERSONAL CARE -- 0.5%
18,750  Inbrand Corp.*...........     172,720       260,155
                                  -----------   -----------
        PHARMACEUTICALS -- 1.0%
 7,000  ICN Pharmaceuticals,
          Inc. ..................     172,719       155,750
10,500  Medicis Pharmaceutical
          Corp. Class "A" *......     118,612       312,375
                                  -----------   -----------
                                      291,331       468,125
                                  -----------   -----------
        PUBLISHING & PRINTING -- 1.3%
 5,800  Lee Enterprises, Inc. ...     134,486       140,650
13,050  Scientific Games
          Corp.*.................     315,010       277,312
 9,300  Valassis Communications,
          Inc.*..................     190,753       208,088
                                  -----------   -----------
                                      640,249       626,050
                                  -----------   -----------
        REAL ESTATE -- 0.3%
 6,600  Lennar Corp. ............     168,066       161,700
                                  -----------   -----------
                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        RETAIL -- 2.0%
 9,000  Hollywood Entertainment
          Corp.*................. $   190,937   $   219,375
 6,800  Lands End, Inc.*.........     191,192       180,200
13,000  Mac Frugal's Bargains
          Close-outs, Inc.*......     242,905       344,500
14,000  Stride Rite Corp. .......     170,252       210,000
                                  -----------   -----------
                                      795,286       954,075
                                  -----------   -----------
        RETAIL - SPECIALTY LINE -- 1.2%
27,900  Compucom Systems,
          Inc.*..................     177,506       167,400
15,600  Maxim Group Inc.,
          (The)*.................     249,600       206,700
 8,700  Rexall Sundown, Inc.*....     128,304       222,936
                                  -----------   -----------
                                      555,410       597,036
                                  -----------   -----------
        STEEL -- 0.4%
15,000  LTV Corp. ...............     187,306       189,375
                                  -----------   -----------
        TECHNOLOGY -- 1.9%
 4,900  ACC Corp.*...............     164,500       109,025
 6,800  Computer Management
          Sciences, Inc.*........     147,900       100,300
 7,000  Datastream Systems,
          Inc.*..................     146,250       112,000
 7,250  Ikos Systems, Inc.*......     165,212       124,156
 6,000  Inter-Tel, Inc.*.........     103,500        68,250
 8,800  National Education
          Corp.*.................     118,228       111,100
 6,450  SBS Technologies,
          Inc.*..................     209,594        98,362
10,000  Telco Communications,
          Inc.*..................     159,125       198,750
                                  -----------   -----------
                                    1,214,309       921,943
                                  -----------   -----------
        TELECOMMUNICATIONS -- 3.8%
14,000  AT&T Corp. ..............     501,340       486,500
 5,200  Mastec, Inc.*............     183,237       146,900
29,000  Tele Denmark A/S ADR#....     748,047       757,625
12,100  Telefonos de Mexico
          ADR#...................     455,614       465,850
                                  -----------   -----------
                                    1,888,238     1,856,875
                                  -----------   -----------
        TELECOMMUNICATIONS - EQUIPMENT -- 2.3%
42,800  Alcatel Alsthom Cge SA
          ADR#...................     775,053     1,016,500
 3,000  Dynatech Corp. ..........     141,130        90,000
                                  -----------   -----------
                                      916,183     1,106,500
                                  -----------   -----------
        TELECOMMUNICATIONS - SERVICES -- 0.4%
10,000  Aspect Telecommunications
          Corp.*.................     281,549       195,000
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC APPRECIATION FUND**
Portfolio of Investments (continued) -- March 31, 1997

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMON STOCKS (CONTINUED)
        TEXTILES & APPAREL -- 2.0%
 4,400  Fruit of The Loom Inc.
          Class "A"*............. $   157,346   $   182,600
 6,800  Mohawk Industries,
          Inc.*..................     164,456       141,950
 9,400  Ross Stores, Inc. .......     148,080       238,525
 5,500  TJX Cos., Inc. ..........     179,005       235,125
 2,900  V.F. Corp................     196,719       193,937
                                  -----------   -----------
                                      845,606       992,137
                                  -----------   -----------
        TRANSPORTATION -- 0.7%
 7,400  Hvide Marine, Inc. Class
          A*.....................     191,475       168,350
 3,350  Trico Marine Services,
          Inc.*..................     161,219       159,125
                                  -----------   -----------
                                      352,694       327,475
                                  -----------   -----------
        TRANSPORTATION - AIR -- 0.4%
15,250  Mesaba Holdings, Inc.*...     152,500       177,280
                                  -----------   -----------
        UTILITIES -- 0.7%
18,569  Citizens Utilities
          Co.*...................     200,943       215,870
 7,400  Delmarva Power & Light
          Co. ...................     150,800       135,975
                                  -----------   -----------
                                      351,743       351,845
                                  -----------   -----------
        WATER TREATMENT -- 0.3%
 3,700  Culligan Water Tech
          Inc.*..................     145,697       144,762
                                  -----------   -----------
        TOTAL
          INVESTMENTS -- 93.7%... $40,844,588+   45,753,193
                                  ===========
        Cash and other assets,
          net of
          liabilities -- 6.3%....                 3,068,113
                                                -----------
        NET ASSETS -- 100.0%.....               $48,821,306
                                                ===========
+  The cost of securities for Federal income tax purposes
   is substantially the same.
*  Non-income producing security.
#  American Depository Receipts.
** See page 20 for Concentration by Country.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GROWTH FUND
Portfolio of Investments -- March 31, 1997

                                                   MARKET
SHARES                                 COST        VALUE
-------                             ----------   ----------
        COMMON STOCKS -- 65.6%
        APPLIANCES & HOUSEHOLD PRODUCTS -- 2.1%
  6,700 Quaker Fabric Corp.*....... $   93,800   $   87,100
                                    ----------   ----------
        AUTOMOTIVE -- 2.4%
  4,300 Wynn's International            88,017       99,438
          Inc. ....................
                                    ----------   ----------
        COMMERCIAL SERVICES -- 2.1%
  4,900 U.S. Rentals Inc.*.........     96,710       88,809
                                    ----------   ----------
        COMPUTERS -- 2.3%
 15,000 WPI Group Inc.*............    116,250       93,750
                                    ----------   ----------
        COMPUTER SOFTWARE -- 8.9%
 13,200 American Software               92,800       92,400
          Common*..................
 10,000 Gateway Data Sciences*.....    122,500      105,000
 10,000 Intl Microcomputer              95,625       81,250
          Software*................
 11,600 Total Control Products*....     92,800       91,350
                                    ----------   ----------
                                       403,725      370,000
                                    ----------   ----------
        CONSUMER STAPLES -- 2.0%
  2,000 Smithfield Foods Inc.*.....     83,015       84,500
                                    ----------   ----------
        ELECTRIC COMPONENTS/INSTRUMENTS -- 1.9%
  7,500 Percon Inc.*...............     97,313       78,750
                                    ----------   ----------
        ELECTRICAL & ELECTRONICS -- 4.1%
  4,800 American Precision              89,725       81,600
          Industries...............
  3,100 Benchmark                       89,592       90,675
          Electronics -- BHE*......
                                    ----------   ----------
                                       179,317      172,275
                                    ----------   ----------
        ELECTRICAL EQUIPMENT -- 2.2%
  3,900 Kuhlman*...................     84,311       90,675
                                    ----------   ----------
        ENERGY -- 1.8%
  4,700 Oceaneering International,      75,329       73,438
          Inc.*....................
                                    ----------   ----------
        FINANCIAL SERVICES -- 2.0%
  2,300 Sirrom Capital Corp. ......     89,479       83,375
                                    ----------   ----------
        FOOD -- 1.1%
  3,500 Twinlab Corp.*.............     45,500       47,250
                                    ----------   ----------
        HOME FURNISHINGS -- 2.0%
 10,300 Rowe Furniture Corp. ......     92,107       81,113
                                    ----------   ----------

                                                   MARKET
SHARES                                 COST        VALUE
-------                             ----------   ----------
        MACHINERY & EQUIPMENT -- 6.4%
  1,000 ASM Lithography             $   68,973   $   75,000
          Holdings*................
  4,900 Cognex*....................     90,049       93,100
  2,300 Roper Industries Inc. .....     95,024       96,888
                                    ----------   ----------
                                       254,046      264,988
                                    ----------   ----------
        MEDICAL SUPPLIES -- 2.0%
 11,100 Laserscope*................     87,202       81,863
                                    ----------   ----------
        METAL FABRICATE/HARDWARE -- 2.5%
  3,800 Sinter Metals Inc, Class        94,859      104,500
          A*.......................
                                    ----------   ----------
        OIL/GAS EQUIPMENT -- 3.8%
  7,400 American Oilfield               89,809       83,250
          Divers*..................
  2,300 National-Oilwell Inc.*.....     74,219       73,600
                                    ----------   ----------
                                       164,028      156,850
                                    ----------   ----------
        OIL/GAS EXPLORATION -- 2.2%
  4,700 Veritas DGC, Inc.*.........     86,042       92,825
                                    ----------   ----------
        PERSONAL CARE -- 1.5%
  4,500 Inbrand Corp.*.............     59,526       62,438
                                    ----------   ----------
        RETAIL -- 5.6%
 12,500 Compucaom Systems, Inc.*...     99,174       75,000
  5,600 Maxim Group Inc., (The)*...     89,691       74,200
  3,300 Rexall Sundown, Inc.*......     84,381       84,563
                                    ----------   ----------
                                       273,246      233,763
                                    ----------   ----------
        TEXTILES & APPAREL -- 4.5%
 16,000 Dixie Yarns, Inc.*.........    109,726      102,000
  7,000 Pluma, Inc.*...............     84,000       84,000
                                    ----------   ----------
                                       193,726      186,000
                                    ----------   ----------
        TOYS -- 2.2%
  5,700 The First Years, Inc. .....     94,763       91,200
                                    ----------   ----------

        TOTAL
          INVESTMENTS -- 65.6%..... $2,852,311+   2,724,900
                                    ==========

        Cash and other assets, net
          of
          liabilities -- 34.4%.....               1,430,650
                                                 ----------

        NET ASSETS -- 100.0%.......              $4,155,550
                                                 ==========

+ The cost for Federal income tax purposes is substantially the same.
* Non-income producing securities.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Concentration by Country

                                                           INCOME FUND     GLOBAL EQUITY FUND    APPRECIATION FUND
COUNTRY                                                    MARKET VALUE       MARKET VALUE          MARKET VALUE
                                                           ------------    ------------------    ------------------
Argentina...............................................   $ 1,185,176        $    421,650          $    302,100
Australia...............................................       --                  586,107             --
Belgium.................................................       660,162             240,722             --
Brazil..................................................       --                  280,594               199,643
Canada..................................................       903,662           --                    --
Chile...................................................       --                  534,050             --
Czech Republic..........................................       --                  103,972             --
Denmark.................................................       --                --                      757,625
France..................................................     1,378,863             957,549             2,844,589
Germany.................................................     2,039,757             750,461               938,063
Great Britain...........................................     1,041,160           1,244,565               948,624
Hong Kong...............................................       --                  614,587               433,200
Hungary.................................................       --                  386,450             --
India...................................................       --                  297,265             --
Indonesia...............................................       --                  139,554             --
Italy...................................................       635,982             332,102             1,344,562
Japan...................................................     1,609,390           1,410,226               615,125
Korea...................................................       --                  180,027             --
Malaysia................................................       --                1,063,373             --
Mexico..................................................       385,313             248,125               465,850
Netherlands.............................................       --                  317,949             --
New Zealand.............................................       --                  236,479             --
Norway..................................................       --                  175,168             --
Peru....................................................       --                  222,500             --
Philippines.............................................       --                  124,575             --
Poland..................................................       --                  212,553             --
Portugal................................................       --                  388,313             --
Singapore...............................................       --                  525,372             --
South Africa............................................       --                  204,313             --
Spain...................................................       214,782             325,162             1,609,650
Sweden..................................................       316,128           --                    --
Switzerland.............................................       --                  773,874               847,134
Taiwan..................................................       --                  154,375             --
Thailand................................................       --                  358,967             --
United States...........................................    16,418,461           8,232,349            34,447,028
                                                           -----------         -----------           -----------
Total Investments.......................................   $26,788,836        $ 22,043,328          $ 45,753,193
                                                           ===========         ===========           ===========

* CREDIT RATINGS (unaudited)

   MOODY'S  STANDARD & POOR'S
   -------- ------------------
     Aaa           AAA         Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
      Aa            AA         Instrument judged to be of high quality by all standards.
      A             A          Instrument judged to be adequate by all standards.
     Baa           BBB         Instrument judged to be of moderate quality by all standards.
     Ba-B          BB-B        Instrument judged to have speculative elements, and generally lack desirable characteristics.
    Caa-C         CCC-C        Instrument judged to be predominately speculative with respect to pay interest and repay principal in accordance with terms of obligation.
      NR            NR         Not Rated. In the opinion of the Investment Adviser, instrument judged to be of comparable investment quality to rated
                                 securities which may be purchased by the Fund.

        For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
        U.S. Government Issues have an assumed rating of AAA/Aaa.

ESC STRATEGIC FUNDS, INC.
Statements of Assets and Liabilities
March 31, 1997

                                                 ASSET                       GLOBAL
                                              PRESERVATION     INCOME        EQUITY       SMALL CAP    APPRECIATION     GROWTH
                                              ------------   -----------   -----------   -----------   ------------   ----------
ASSETS
  Investments at value (cost $10,252,928;
    $26,925,022; $19,115,630; $52,204,352;
    $40,844,588; $2,852,311,
    respectively)...........................  $10,198,920    $26,613,836   $20,803,328   $60,787,638   $45,753,193    $2,724,900
  Short-Term Investments (cost $0; $175,000;
    $1,240,000, $0, $0, $0, respectively)...            0        175,000     1,240,000             0             0             0
  Cash......................................    2,298,854      6,640,359       442,646    34,168,048     3,118,808     1,618,670
  Foreign currency (cost $0; $0; $11,007;
    $0; $0; $0, respectively)...............            0              0        10,711             0             0             0
  Dividends and interest receivable.........      145,989        742,553        41,312         2,704        23,060         1,100
  Receivable from Adviser...................       58,375              0             0             0             0        12,626
  Receivable for fund shares sold...........            0              0         1,000       370,596         6,893        49,716
  Withholding tax reclaim receivable........            0              0        11,048             0         5,484             0
  Unamortized organizational expenses (Note
    2e).....................................       18,175         18,416        18,585        23,736        19,914             0
                                              -----------    -----------   -----------   -----------   -----------    ----------
        Total Assets........................   12,720,313     34,190,164    22,568,630    95,352,722    48,927,352     4,407,012
                                              -----------    -----------   -----------   -----------   -----------    ----------
LIABILITIES
  Payable for securities purchased..........            0        191,404        22,386        78,750             0       230,036
  Income distribution payable...............            0          1,729             0             0             0             0
  Payable for fund shares repurchased.......            0          1,853         1,158       209,949         1,981         7,776
  Unrealized loss on open forward currency
    contracts...............................            0              0             6             0             0             0
  Advisory fee payable (Note 3).............        2,691         29,426        19,384        80,571        42,746             0
  Administrative services fee payable (Note
    3)......................................          636          4,414         2,908        12,086         6,412             0
  Transfer agent fee payable (Note 3).......        1,614          3,387         4,785        11,017         6,532         1,158
  12b-1 Distribution fee payable............        4,699         13,455        14,400        79,656        35,667           849
  Other accrued expenses....................       22,946         18,532        17,380           810        12,708        11,643
                                              -----------    -----------   -----------   -----------   -----------    ----------
        Total Liabilities...................       32,586        264,200        82,407       472,839       106,046       251,462
                                              -----------    -----------   -----------   -----------   -----------    ----------
NET ASSETS..................................  $12,687,727    $33,925,964   $22,486,223   $94,879,883   $48,821,306    $4,155,550
                                              ===========    ===========   ===========   ===========   ===========    ==========
NET ASSETS CONSIST OF:
  Capital stock.............................  $     1,283    $     3,485   $     1,935   $     5,421   $     3,483    $      431
  Additional paid-in capital................   12,759,701     34,618,785    19,922,609    84,367,820    41,831,548     4,307,720
  Accumulated undistributed net investment
    income/ (loss) on investments...........        8,319        397,655        (2,380)            0             0           561
  Accumulated undistributed realized
    gain/(loss) on investments and foreign
    currency transactions...................      (27,568)      (779,672)      876,664     1,923,356     2,077,670       (25,751)
  Net unrealized appreciation/(depreciation)
    on investments and foreign currency
    translations............................      (54,008)      (314,289)    1,687,395     8,583,286     4,908,605      (127,411)
                                              -----------    -----------   -----------   -----------   -----------    ----------
  NET ASSETS................................  $12,687,727    $33,925,964   $22,486,223   $94,879,883   $48,821,306    $4,155,550
                                              ===========    ===========   ===========   ===========   ===========    ==========
SHARES OF BENEFICIAL INTEREST
  Class A:
    Shares of beneficial interest
      outstanding...........................    1,282,927      3,339,466     1,568,551     4,129,592     3,190,643       295,961
                                              ===========    ===========   ===========   ===========   ===========    ==========
    Net asset value per share outstanding...        $9.89          $9.73        $11.66        $17.55        $14.03         $9.64
                                              ===========    ===========   ===========   ===========   ===========    ==========
    Maximum offering price per share (N/A,
      $9.73/.955, $11.66/.955, $17.55/.955,
      $14.03/.955, $9.64/.955,
      respectively).........................        $9.89         $10.19        $12.21        $18.38        $14.69        $10.09
                                              ===========    ===========   ===========   ===========   ===========    ==========
  Class D:
    Shares of beneficial interest
      outstanding...........................          N/A        145,898       366,560     1,290,948       292,678       135,392
                                              ===========    ===========   ===========   ===========   ===========    ==========
    Net asset value per share outstanding...          N/A          $9.73        $11.47        $17.35        $13.85         $9.63
                                              ===========    ===========   ===========   ===========   ===========    ==========
    Maximum offering price per share (N/A,
      $9.73/.985, $11.47/.985, $17.35/.985,
      $13.85/.985, $9.63/.985,
      respectively).........................          N/A          $9.88        $11.64        $17.61        $14.06         $9.78
                                              ===========    ===========   ===========   ===========   ===========    ==========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Operations
For the Year Ended March 31, 1997

                                          ASSET                         GLOBAL
                                       PRESERVATION      INCOME         EQUITY        SMALL CAP     APPRECIATION    GROWTH(a)
                                       ------------    ----------    -------------    ----------    ------------    ---------
Investment Income:
  Interest (net of withholding tax of
    $0, $16,564, $0, $0, $0, $0,
    respectively)......................   $724,137     $2,655,328     $    66,069     $  434,542     $   96,988     $ 11,499
  Dividends (net of withholding tax of
    $0, $0, $21,679, $0, $0, $0,
    respectively)......................     15,340         57,500         318,440        367,313        540,427        1,444
                                       ------------    ----------    -------------    ----------    ------------    ---------
                                          739,477       2,712,828         384,509        801,855        637,415     $ 12,943
                                       ------------    ----------    -------------    ----------    ------------    ---------
Expenses:
  Advisory.............................     60,856        380,147         207,116        652,644        419,329        7,185
  Administrative services..............     18,257         57,022          31,067         96,544         62,899          862
  Fund Accounting......................     37,379         40,289          54,374         34,033         45,913        5,923
  Legal................................      3,128          9,072           5,403         16,213         10,170          456
  Reports to shareholders..............      1,744          5,921           4,774         12,298          7,999          200
  Audit................................     16,800         16,800          21,000         19,500         18,000        6,500
  Registration.........................     12,317         19,384          20,060         26,020         21,140        5,093
  Custodian............................     13,312         36,973          49,506         53,412         39,657        2,019
  Trustee..............................      4,050          4,050           4,050          4,050          4,050          750
  Transfer agent fees and expenses.....     12,400         15,980          19,157         49,501         21,167        2,872
  12b-1 Distribution fee -- Class A....     17,770         42,069          24,898        127,326         96,480          570
  12b-1 Distribution fee -- Class D....          0         10,963          30,169        108,542         23,480          279
  Insurance............................      1,395          4,042           1,931          3,979          2,956            0
  Amortization of organizational
    expenses...........................      8,867          8,867           8,867         10,940          8,867            0
  Miscellaneous........................      7,575            693           7,157            880          6,987        1,718
                                       ------------    ----------    -------------    ----------    ------------    ---------
  Total expenses before waivers........    215,850        652,272         489,529      1,215,882        789,094       34,427
  Less: expenses waived/reimbursed.....    (97,929)             0               0              0              0      (20,673)
  Less: expenses paid by third
    parties............................     (5,458)       (16,643)         (1,266)       (50,119)        (8,633)      (1,322)
                                       ------------    ----------    -------------    ----------    ------------    ---------
  Net expenses.........................    112,463        635,629         488,263      1,165,763        780,461       12,432
                                       ------------    ----------    -------------    ----------    ------------    ---------
Net investment income/(loss)...........    627,014      2,077,199        (103,754)      (363,908)      (143,046)         511
                                       ------------    ----------    -------------    ----------    ------------    ---------
Realized gain/(loss) on investments....    (17,562)      (779,634)      1,451,123      3,281,474      3,760,548      (25,751)
Net realized gain/(loss) on foreign
  currency transactions and assets and
  liabilities denominated in foreign
  currencies...........................          0        242,135            (282)             0              0            0
Net change in unrealized appreciation/
  (depreciation) of investments........   (110,465)         4,896         328,837      1,691,183        751,608     (127,411)
Net change in unrealized gain/(loss) on
  foreign currency translation.........          0         (3,885)           (261)             0              0            0
                                       ------------    ----------    -------------    ----------    ------------    ---------
Net realized and unrealized gain/(loss)
  on investments and foreign currency
  translation..........................   (128,027)      (536,488)      1,779,417      4,972,657      4,512,156     (153,162)
                                       ------------    ----------    -------------    ----------    ------------    ---------
Net increase/(decrease) in net assets
  resulting from operations............   $498,987     $1,540,711     $ 1,675,663     $4,608,749     $4,369,110     $(152,651)
                                       ===========     ==========    ============     ==========    ===========     ==========

(a) For the period from January 28, 1997 (commencement of operations) through March 31, 1997.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets

                                                      ASSET PRESERVATION                      INCOME
                                                -------------------------------   -------------------------------
                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1997   MARCH 31, 1996
                                                --------------   --------------   --------------   --------------
Operations:
  Net investment income.......................   $    627,014     $    705,577     $  2,077,199     $  2,178,866
  Net realized gain/(loss) on investments and
    foreign currency transactions.............        (17,562)           1,024         (537,499)         741,500
  Net unrealized appreciation/(depreciation)
    of investments and foreign currency
    transactions..............................       (110,465)         128,200            1,011         (285,681)
                                                --------------   --------------   --------------   --------------
Net increase in net assets resulting from
  operations..................................        498,987          834,801        1,540,711        2,634,685
                                                --------------   --------------   --------------   --------------
Dividends and Distributions to Shareholders:
  From net investment income:
    Class A...................................       (627,014)        (705,577)      (2,004,240)      (2,104,878)
    Class D...................................              0                0          (72,963)         (73,988)
                                                --------------   --------------   --------------   --------------
                                                     (627,014)        (705,577)      (2,077,203)      (2,178,866)
                                                --------------   --------------   --------------   --------------
  From realized gains:
    Class A...................................              0                0                0         (741,974)
    Class D...................................              0                0                0          (28,940)
                                                --------------   --------------   --------------   --------------
                                                            0                0                0         (770,914)
                                                --------------   --------------   --------------   --------------
  Decrease in net assets resulting from
    dividends and distributions to
    shareholders..............................       (627,014)        (705,577)      (2,077,203)      (2,949,780)
                                                --------------   --------------   --------------   --------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A...................................      3,981,188        1,045,974        6,683,254        4,281,407
    Class D...................................              0                0           84,695          307,314
                                                --------------   --------------   --------------   --------------
                                                    3,981,188        1,045,974        6,767,949        4,588,721
                                                --------------   --------------   --------------   --------------
  Net asset value of shares issued to
    shareholders in reinvestment of dividends
    and distributions:
    Class A...................................        594,129          705,053        1,821,515        2,614,384
    Class D...................................              0                0           67,648           67,280
                                                --------------   --------------   --------------   --------------
                                                      594,129          705,053        1,889,163        2,681,664
                                                --------------   --------------   --------------   --------------
  Net asset value of shares redeemed:
    Class A...................................     (5,000,234)        (563,282)     (12,379,107)      (2,073,972)
    Class D...................................              0                0         (152,695)        (158,592)
                                                --------------   --------------   --------------   --------------
                                                   (5,000,234)        (563,282)     (12,531,802)      (2,232,564)
                                                --------------   --------------   --------------   --------------
    Net increase/(decrease) in net assets from
      capital share transactions..............       (424,917)       1,187,745       (3,874,690)       5,037,821
                                                --------------   --------------   --------------   --------------
Total increase/(decrease) in net assets.......       (552,944)       1,316,969       (4,411,182)       4,722,726
Net Assets:
  Beginning of year...........................     13,240,671       11,923,702       38,337,146       33,614,420
                                                --------------   --------------   --------------   --------------
  End of year.................................   $ 12,687,727     $ 13,240,671     $ 33,925,964     $ 38,337,146
                                                ==============   ==============   ==============   ==============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets (continued)

                                                         GLOBAL EQUITY                       SMALL CAP
                                                -------------------------------   -------------------------------
                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1997   MARCH 31, 1996
                                                --------------   --------------   --------------   --------------
Operations:
  Net investment income/(loss)................   $   (103,754)    $    (66,431)    $   (363,908)    $   (207,011)
  Net realized gain/(loss) on investments and
    foreign currency transactions.............      1,450,841          899,527        3,281,474        2,358,416
  Net unrealized appreciation/(depreciation)
    of investments and foreign currency
    transactions..............................        328,576        1,134,339        1,691,183        6,353,643
                                                --------------   --------------   --------------   --------------
Net increase in net assets resulting from
  operations..................................      1,675,663        1,967,435        4,608,749        8,505,048
                                                --------------   --------------   --------------   --------------
Dividends and Distributions to Shareholders:
  From net investment income:
    Class A...................................              0                0                0                0
    Class D...................................              0                0                0                0
                                                --------------   --------------   --------------   --------------
                                                            0                0                0                0
                                                --------------   --------------   --------------   --------------
  From realized gains:
    Class A...................................       (538,288)        (282,697)      (2,245,054)        (648,997)
    Class D...................................       (124,560)         (75,804)        (589,117)        (188,574)
                                                --------------   --------------   --------------   --------------
                                                     (662,848)        (358,501)      (2,834,171)        (837,571)
                                                --------------   --------------   --------------   --------------
  Decrease in net assets resulting from
    dividends and distributions to
    shareholders..............................       (662,848)        (358,501)      (2,834,171)        (837,571)
                                                --------------   --------------   --------------   --------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A...................................      2,936,685        4,242,822       44,903,590       14,484,625
    Class D...................................        314,954          419,411       13,740,847        3,972,125
                                                --------------   --------------   --------------   --------------
                                                    3,251,639        4,662,233       58,644,437       18,456,750
                                                --------------   --------------   --------------   --------------
  Net asset value of shares issued to
    shareholders in reinvestment of dividends
    and distributions:
    Class A...................................        430,207          210,986        1,996,351          555,664
    Class D...................................        124,562           77,940          587,122          186,118
                                                --------------   --------------   --------------   --------------
                                                      554,769          288,926        2,583,473          741,782
                                                --------------   --------------   --------------   --------------
  Net asset value of shares redeemed:
    Class A...................................       (555,272)        (242,681)      (4,643,523)        (887,112)
    Class D...................................        (99,859)        (530,488)      (1,216,361)        (393,753)
                                                --------------   --------------   --------------   --------------
                                                     (655,131)        (773,169)      (5,859,884)      (1,280,865)
                                                --------------   --------------   --------------   --------------
    Net increase in net assets from capital
      share transactions......................      3,151,277        4,177,990       55,368,026       17,917,667
                                                --------------   --------------   --------------   --------------
Total increase in net assets..................      4,164,092        5,786,924       57,142,604       25,585,144
Net Assets:
  Beginning of year...........................     18,322,131       12,535,207       37,737,279       12,152,135
                                                --------------   --------------   --------------   --------------
  End of year.................................   $ 22,486,223     $ 18,322,131     $ 94,879,883     $ 37,737,279
                                                ==============   ==============   ==============   ==============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets (continued)

                                                                                                  GROWTH
                                                                                            -------------------
                                                                   APPRECIATION              JANUARY 28, 1997
                                                          -------------------------------    (COMMENCEMENT OF
                                                            YEAR ENDED       YEAR ENDED     OPERATIONS) THROUGH
                                                          MARCH 31, 1997   MARCH 31, 1996     MARCH 31, 1997
                                                          --------------   --------------   -------------------
Operations:
  Net investment income/(loss)..........................   $   (143,046)    $   (101,265)       $       511
  Net realized gain/(loss) on investments and foreign
    currency transactions...............................      3,760,548        1,695,907            (25,751)
  Net unrealized appreciation/(depreciation) of
    investments and foreign currency transactions.......        751,608        3,346,495           (127,411)
                                                          --------------   --------------   -------------------
Net increase in net assets resulting from operations....      4,369,110        4,941,137           (152,651)
                                                          --------------   --------------   -------------------
Dividends and Distributions to Shareholders:
  From net investment income:
    Class A.............................................              0                0                  0
    Class D.............................................              0                0                  0
                                                          --------------   --------------   -------------------
                                                                      0                0                  0
                                                          --------------   --------------   -------------------
  From realized gains:
    Class A.............................................     (2,410,033)        (572,885)                 0
    Class D.............................................       (183,443)         (50,608)                 0
                                                          --------------   --------------   -------------------
                                                             (2,593,476)        (623,493)                 0
                                                          --------------   --------------   -------------------
  Decrease in net assets resulting from dividends and
    distributions to shareholders.......................     (2,593,476)        (623,493)                 0
                                                          --------------   --------------   -------------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A.............................................     17,929,334        8,089,429          2,970,948
    Class D.............................................      1,473,420          669,839          1,359,717
                                                          --------------   --------------   -------------------
                                                             19,402,754        8,759,268          4,330,665
                                                          --------------   --------------   -------------------
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions:
    Class A.............................................      2,230,880          495,951                  0
    Class D.............................................        181,288           49,839                  0
                                                          --------------   --------------   -------------------
                                                              2,412,168          545,790                  0
                                                          --------------   --------------   -------------------
  Net asset value of shares redeemed:
    Class A.............................................     (2,602,856)      (2,076,796)           (17,776)
    Class D.............................................       (209,187)        (322,285)            (4,788)
                                                          --------------   --------------   -------------------
                                                             (2,812,043)      (2,399,081)           (22,564)
                                                          --------------   --------------   -------------------
    Net increase in net assets from capital share
      transactions......................................     19,002,879        6,905,977          4,308,101
                                                          --------------   --------------   -------------------
Total increase in net assets............................     20,778,513       11,223,621          4,155,450
Net Assets:
  Beginning of period...................................     28,042,793       16,819,172                100
                                                          --------------   --------------   -------------------
  End of period.........................................   $ 48,821,306     $ 28,042,793        $ 4,155,550
                                                          ==============   ==============   ==================

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- March 31, 1997

     1. DESCRIPTION. ESC Strategic Funds, Inc. (the "Company") was incorporated in Maryland on November 24, 1993. The Company currently comprises seven portfolios, ESC Strategic Asset Preservation (commencement date April 25,
1994), ESC Strategic Income Fund (commencement date May 4, 1994), ESC Strategic Global Equity Fund (commencement date May 12, 1994), ESC Strategic Small Cap Fund (commencement date June 8, 1994), ESC Strategic Appreciation Fund (commencement date July 6, 1994), and ESC Strategic Growth Fund (commencement date January 28, 1997) (collectively the "Funds"). ESC Strategic Value Fund has not commenced operations as of March 31, 1997. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund, with the exception of ESC Strategic Small Cap Fund, operates as a diversified fund. ESC Strategic Small Cap Fund operates as a non-diversified fund. The Company's Articles of Incorporation authorize the issuance of two classes of common stock designated as Class A and Class D for each Fund, except for ESC Strategic Asset Preservation Fund, which shall only have Class A Shares. Class A shares are offered with a maximum front-end sales charge of 4.50% except for ESC Asset Preservation Fund, which may be reduced or waived in certain cases. Class A shares are also subject to a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily net asset value of Class A shares. Class D shares are offered with a front-end sales charge of 1.50% and are subject to a Service and Distribution Fee at an annual rate of up to 0.75% based on the average daily net asset value of Class D shares. ESC Strategic Asset Preservation Fund offers only one class of shares with no front-end sales charge and is subject to a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily value of its net assets. The Company's Board of Directors may, in the future, authorize the issuance of additional classes of capital stock for the Funds.

     The Funds' investment objectives are as follows:

          ESC Strategic Asset Preservation Fund -- as high a level of current income as is consistent with limiting the risk of potential loss.

          ESC Strategic Income Fund -- a high level of current income, with a secondary objective of total return.

          ESC Strategic Global Equity Fund -- long-term capital appreciation.

          ESC Strategic Small Cap Fund -- high level of capital appreciation.

          ESC Strategic Appreciation Fund -- long-term capital appreciation.

          ESC Strategic Growth Fund -- high level of capital appreciation.

     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds:

          A. PORTFOLIO VALUATION. Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange or the NASDAQ National Market System on which such securities are primarily traded or, if there are no trades, at the current bid price, as of 4:15 p.m. eastern time. Over-the-counter securities, or securities for which there were no transactions, are valued at the closing bid price, except for open short positions, when the asked price is used. Bid price is used when no asked price is available. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1997

          B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily as earned.

          C.  DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO
     SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

          For the year ended March 31, 1997, the reclassification arising from permanent book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                             ASSET                    GLOBAL
                                          PRESERVATION    INCOME      EQUITY    SMALL CAP   APPRECIATION   GROWTH
                                          ------------   ---------   --------   ---------   ------------   ------
    Accumulated undistributed net
      investment income/(loss) on
      investments.......................    $  8,319     $(111,437)  $ 17,849   $ 363,908     $143,046      $ 50
    Accumulated undistributed net
      realized gain/(loss) on
      investments.......................       1,079       130,500     (5,449)   (332,426)    (122,717)       --
    Additional paid-in capital..........      (9,398)      (19,063)   (12,400)    (31,482)     (20,329)      (50)

          Permanent book/tax differences are primarily attributable to non-deductible organization costs, foreign exchange gains/losses and net operating losses.

          D. FEDERAL INCOME TAXES. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

          E. ORGANIZATIONAL EXPENSES. Costs incurred in connection with the organization and initial registration of the Funds, with the exception of the Growth Fund, have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

          F.  DETERMINATION OF NET ASSET VALUE AND CALCULATION OF
     EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses of the Company are allocated proportionately among the Funds in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1997

          G. FOREIGN EXCHANGE TRANSACTIONS. The books and records of the Fund are maintained in U.S. dollars; non-U.S. dollar denominated amounts are translated into U.S. dollars as follows with the resultant exchange gains and losses recorded in the Statement of Operations:

             (i) market value of investment securities and other assets and liabilities, at the exchange rate on the valuation date,

             (ii) purchases and sales of investment securities, income and expenses, at the exchange rate prevailing on the respective date of such transactions.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities at period end. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

          Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, currency gains and losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, other than investments in securities at year end, resulting from changes in the foreign exchange rate.

          H. FORWARD FOREIGN EXCHANGE CONTRACTS. A forward foreign exchange contract is a commitment to buy or sell a foreign currency at a future date at a negotiated exchange rate. The Funds bear the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains on foreign exchange transactions.

          I. USE OF ESTIMATES. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared in accordance with generally accepted accounting principles. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

          J. OTHER. The Funds maintain cash balances with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended March 31, 1997, custodian fees and expenses paid by third parties were increased by $5,458, $16,643, $1,266, $50,119, $8,633 and $1,322 for the Asset Preservation, Income, Global Equity, Small Cap, Appreciation, and Growth Funds, respectively. There was no effect on interest income. The Funds could have invested such cash amounts in an income producing asset if they had not agreed to a reduction of fees under the expense offset arrangement with their custodian.

     3. INVESTMENT ADVISORY AND ADMINISTRATION CONTRACTS AND DISTRIBUTION AGREEMENT. The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Equitable Securities Corporation ("ESC") or (the "Adviser"). The Investment Advisory Agreement provides for the Adviser to be paid a fee calculated and accrued daily and paid monthly at the annual rates of 0.50% of average daily net assets for ESC Strategic Asset Preservation Fund, 1.25% of such net assets for ESC Strategic Growth Fund and 1.00% of such net assets for each of the other Funds. The Adviser provides portfolio management supervision and certain administrative, clerical and bookkeeping services for the Company. The Adviser has entered into agreements with various portfolio managers (the "Managers") to provide portfolio management services for the Funds. Equitable Asset

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1997

Management, a wholly-owned subsidiary of the Adviser, provides portfolio management services for Asset Preservation, Small Cap, and Growth Funds and approximately one-third of the assets of the Appreciation Fund. The Adviser has retained various other Managers to advise the Global Equity Fund, Income Fund and the remaining assets of the Appreciation Fund. Any fees payable under these agreements with the Managers are paid by the Adviser. For the year ended March 31, 1997, the Adviser voluntarily waived fees of $30,428 for the Asset Preservation Fund and $7,185 for the Growth Fund.

     Furman Selz LLC ("Furman Selz") provided the Funds with administrative, fund accounting, dividend and capital gain distribution disbursing and transfer agency services. All services were subject to the supervision of the Company's Board of Directors and officers pursuant to the administration agreement (the "Administration Agreement"). The services under the Administration Agreement included day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Funds' arrangement with their custodian and assistance in the preparation of the Company's Registration Statement under federal and state laws. Pursuant to the Administration Agreement, the Funds paid Furman Selz a monthly fee for its services at the annual rate of 0.15% of the average daily net assets of the Funds and was accrued daily.

     Pursuant to a Services Agreement between the Funds and Furman Selz, Furman Selz provided the Funds with transfer and dividend and capital gain disbursing agent services, for which it received a fee of $15.00 per account per year subject to a required minimum fee of $10,000 for each Fund, plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement between the Funds and Furman Selz, Furman Selz assisted the Funds in calculating net asset values and provided certain other account services for each Fund for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

     Effective November 9, 1996, BISYS Fund Services, Inc. ("BISYS") became the successor transfer agent to Furman Selz. Also, effective January 1, 1997, BISYS Fund Services became the successor Administrator to Furman Selz. In addition, effective January 1, 1997, BISYS became the successor Fund Accounting Agent to Furman Selz. Each of these services is provided by BISYS or BISYS Fund Services on substantially similar terms as described above.

     For the year ended March 31, 1997, Furman Selz and BISYS were entitled to the following fees excluding out-of pocket expenses:

                                        FURMAN SELZ                                    BISYS
                          ----------------------------------------    ----------------------------------------
                                            TRANSFER       FUND                         TRANSFER       FUND
                          ADMINISTRATION     AGENCY     ACCOUNTING    ADMINISTRATION     AGENCY     ACCOUNTING
                          --------------    --------    ----------    --------------    --------    ----------
     Asset
       Preservation....      $ 13,579       $  7,500     $ 22,500        $  4,678       $  2,500      $7,500
     Income............        43,472          7,500       22,500          13,550          2,500       7,500
     Global Equity.....        22,578          7,500       22,500           8,489          2,500       7,500
     Small Cap.........        63,535         20,812       22,500          33,009         12,470       7,500
     Appreciation......        44,387          7,500       22,500          18,512          2,500       7,500
     Growth............       --               --          --                 862          1,774       5,323

     For the year ended March 31, 1997, Furman Selz and BISYS voluntarily waived administration fees of $6,790 and $2,338, respectively, for the Asset Preservation Fund. In addition, BISYS voluntarily waived administration fees of $862, for the Growth Fund.

     ESC has voluntarily agreed to reimburse the Funds to the extent that their ratios of expenses to average net assets exceed certain percentages as follows:
Appreciation -- 2.00% (Class A), 2.50% (Class D); Global Equity -- 2.50% (Class
A), 3.00% (Class D); Small Cap -- 2.00% (Class A), 2.50% (Class D);
Income -- 2.00% (Class A), 2.50% (Class D); Asset Preservation -- 1.00% (Class
A) and Growth -- 2.00% (Class A), 2.50% (Class D). Accordingly, ESC has reimbursed expenses of the Asset Preservation Fund and the Growth Fund in the amounts of $58,373 and

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1997

$12,626, respectively under this voluntary agreement. No reimbursements were necessary for the Appreciation, Global Equity, Small Cap, or Income Funds.

     The Company has entered into a distribution agreement (the "Distribution Agreement") with ESC. Under the Distribution Agreement, ESC as agent for the Funds, agrees to use its best efforts as sole distributor of the Funds' shares. Under the Plan of Distribution, Class A shares will pay the Distributor a fee at an annual rate up to 0.25% of the value of average daily net assets of Class A shares in return for financing certain distribution and shareholder service activities related to Class A shares. During the year ended March 31, 1997, the actual rates incurred by Class A shares were: 0.15%; 0.12%; 0.15%; 0.25%; 0.25% and 0.14% for the Asset Preservation, Income, Global Equity, Small Cap, Appreciation and Growth Funds, respectively. The Plans provide that Class D shares will pay the Distributor amounts up to an annual rate up to 0.75% of the average daily net assets of Class D shares to finance certain distribution and shareholder services activities related to Class D shares. During the year ended March 31, 1997, the actual rates incurred by Class D shares were: 0.75%; 0.75%; 0.74%; 0.75% and 0.14% for the Income, Global Equity, Small Cap, Appreciation and Growth Funds, respectively.

     During the year ended March 31, 1997, the Appreciation Fund, the Global Equity Fund and the Small Cap Fund paid brokerage commissions of $38,132, $8,976 and $2,400, respectively, to Equitable Securities, a subsidiary of the Adviser's subsidiary, Equitable Trust Company. Also, the Funds were advised that front-end sales charges of $1,212, $8,018, $212,117, $18,063 and $74,807 were paid to ESC from the Income, Global Equity, Small Cap, Appreciation and Growth Funds, respectively.

     4.  SECURITIES TRANSACTIONS.

          A. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended March 31, 1997 were as follows:

                                       COMMON STOCKS                U.S. GOVERNMENT
                                    AND CORPORATE BONDS               OBLIGATIONS
                                 --------------------------    --------------------------
                                  PURCHASES        SALES        PURCHASES        SALES
                                 -----------    -----------    -----------    -----------
            Asset
              Preservation....   $   764,613    $ 3,865,850    $ 3,356,205    $ 3,061,934
            Income............    19,120,251     20,343,515     19,851,656     23,737,621
            Global Equity.....    20,952,784     18,267,407              0              0
            Small Cap.........    57,024,886     30,866,420              0              0
            Appreciation......    42,004,439     27,589,822              0              0
            Growth(a).........     3,038,036        159,975              0              0

          B. FEDERAL INCOME TAX BASIS. Cost for book and federal income tax purposes were substantially the same as of March 31, 1997. Gross unrealized appreciation and depreciation on investment securities at March 31, 1997, based on cost for Federal income tax purposes is as follows:

                                                                                NET
                                                GROSS          GROSS         UNREALIZED
                                             UNREALIZED     UNREALIZED      APPRECIATION
                                             APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                             -----------    -----------    --------------
            Asset Preservation............   $    31,794    $   (85,802)     $  (54,008)
            Income........................       434,117       (745,303)       (311,186)
            Global Equity.................     3,016,244     (1,328,546)      1,687,698
            Small Cap.....................    10,518,646     (1,935,360)      8,583,286
            Appreciation..................     7,340,963     (2,430,520)      4,910,443
            Growth(a).....................        52,566       (179,977)       (127,411)

(a) For the period from January 28, 1997 (commencement of operations) through March 31, 1997.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1997

     5. CAPITAL SHARE TRANSACTIONS. The Company is authorized to issue 650 million shares of capital stock with a par value $0.001 each. Transactions in shares of the Funds for the year ended March 31, 1997, and the year ended March 31, 1996, were as follows:

                                                            YEAR ENDED MARCH 31, 1997
                               ------------------------------------------------------------------------------------
                                  ASSET                         GLOBAL
                               PRESERVATION      INCOME         EQUITY       SMALL CAP     APPRECIATION   GROWTH(a)
                               ------------   ------------   ------------   ------------   ------------   ---------
CLASS A
Beginning Balance............    1,323,793       3,730,042      1,321,204      1,816,310     1,963,842          10
                                 ---------      ----------      ---------      ---------     ---------     -------
Shares sold..................      401,718         676,705        258,134      2,460,003     1,249,192     297,773
Shares issued in reinvestment
  of net investment income
  and capital gain
  distributions..............       59,774         184,080         37,151        109,931       154,922           0
Shares redeemed..............     (502,358)     (1,251,361)       (47,938)      (256,652)     (177,313)     (1,822)
                                 ---------      ----------      ---------      ---------     ---------     -------
Net increase/(decrease) in
  shares.....................      (40,866)       (390,576)       247,347      2,313,282     1,226,801     295,951
                                 ---------      ----------      ---------      ---------     ---------     -------
Ending Balance...............    1,282,927       3,339,466      1,568,551      4,129,592     3,190,643     295,961
                                 =========      ==========      =========      =========     =========     =======
CLASS D
Beginning Balance............           --         145,876        336,540        564,447       192,247           0
                                 ---------      ----------      ---------      ---------     ---------     -------
Shares sold..................           --           8,550         27,967        762,148       102,108     135,884
Shares issued in reinvestment
  of net investment income
  and capital gain
  distributions..............           --           6,828         10,917         32,655        12,722           0
Shares redeemed..............           --         (15,356)        (8,864)       (68,302)      (14,399)       (492)
                                 ---------      ----------      ---------      ---------     ---------     -------
Net increase/(decrease) in
  shares.....................           --              22         30,020        726,501       100,431     135,392
                                 ---------      ----------      ---------      ---------     ---------     -------
Ending Balance...............           --         145,898        366,560      1,290,948       292,678     135,392
                                 =========      ==========      =========      =========     =========     =======

(a) For the period from January 28, 1997 (commencement of operations) through March 31, 1997.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1997

                                                              YEAR ENDED MARCH 31, 1996
                                         -------------------------------------------------------------------
                                            ASSET                      GLOBAL
                                         PRESERVATION     INCOME       EQUITY      SMALL CAP    APPRECIATION
                                         ------------    ---------    ---------    ---------    ------------
CLASS A
Beginning Balance.....................     1,205,690     3,256,233      931,096      780,607      1,418,131
                                           ---------     ---------    ---------    ---------      ---------
Shares sold...........................       103,797       421,654      392,583    1,059,794        670,203
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................        70,131       259,064       19,718       38,534         40,093
Shares redeemed.......................       (55,825)     (206,909)     (22,193)     (62,625)      (164,585)
                                           ---------     ---------    ---------    ---------      ---------
Net increase/(decrease) in shares.....       118,103       473,809      390,108    1,035,703        545,711
                                           ---------     ---------    ---------    ---------      ---------
Closing Balance.......................     1,323,793     3,730,042    1,321,204    1,816,310      1,963,842
                                           =========     =========    =========    =========      =========
CLASS D
Beginning Balance.....................            --       124,831      338,355      300,196        159,350
                                           ---------     ---------    ---------    ---------      ---------
Shares sold...........................            --        30,034       39,211      280,236         55,499
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................            --         6,665        7,360       12,979          4,055
Shares redeemed.......................            --       (15,654)     (48,386)     (28,964)       (26,657)
                                           ---------     ---------    ---------    ---------      ---------
Net increase/(decrease) in shares.....            --        21,045       (1,815)     264,251         32,897
                                           ---------     ---------    ---------    ---------      ---------
Closing Balance.......................            --       145,876      336,540      564,447        192,247
                                           =========     =========    =========    =========      =========

     6. MULTIPLE MANAGER STRATEGY. The Adviser uses the Multiple Manager Strategy for certain of the Funds from time to time. Under this strategy, the Adviser allocates portions of a Fund's assets among multiple specialist Managers with dissimilar investment styles and security selection disciplines. The Adviser monitors the performance both of the total Fund portfolio and of each Manager and will reallocate Fund assets among individual Managers, or recommend to the Company that it employ or terminate particular Managers, to the extent the Adviser deems appropriate to achieve the overall objectives of the particular Fund.

     The Managers are as follows:

        ESC Strategic Asset Preservation Fund -- Equitable Asset Management,
           Inc.

        ESC Strategic Income Fund -- Llama Asset Management Company, L.P.;
           Cincinnati Asset Management, Inc. and Murray Johnstone International Limited.

        ESC Strategic Global Equity Fund -- GlobeFlex Capital, L.P. and Murray
           Johnstone International Limited.

        ESC Strategic Small Cap Fund -- Equitable Asset Management, Inc.

        ESC Strategic Appreciation Fund -- GlobeFlex Capital, L.P.; Brandes
           Investment Partners, Inc., Scott & Stringfellow Capital Management, Inc. and Equitable Asset Management, Inc.

        ESC Strategic Growth Fund -- Equitable Asset Management, Inc.

     Equitable Asset Management, Inc. is an affiliate of the Adviser.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1997

     7. OFF-BALANCE SHEET RISK. The Funds may invest in various financial instruments with off-balance sheet risk. These financial instruments include taking positions in forward foreign currency contracts. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Fund records a realized gain or loss between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds enter into such contracts for the purpose of hedging exposure to change in foreign currency exchange rates on their portfolio holdings. A lack of correlation between the price of the security and the underlying contract could result in a loss to the Funds. At March 31, 1997, the Global Equity Fund had the following open forward foreign currency contracts:

     GLOBAL EQUITY FUND

                                  SETTLEMENT                                 UNREALIZED
       AMOUNT/CURRENCY               DATE          DELIVER        VALUE        (LOSS)
------------------------------    ----------     -----------     -------     ----------
98,948/South African Rand           4/1/97       U.S.$22,392     $22,386        $ (6)
                                                  ==========     =======     ========

     8. FEDERAL INCOME TAXES. Capital losses and foreign currency losses incurred after October 31, 1996 through March 31, 1997, are deemed to arise on the first business day of the following fiscal year. The Income and Growth Funds incurred and will elect to defer post October capital losses of approximately $562,477 and $25,751, respectively. The Global Equity Fund incurred and will elect to defer post October foreign currency losses of approximately $2,380.

     At March 31, 1997, the Asset Preservation Fund had net capital loss carryforwards of approximately $11,086 and $16,482, which will be available through March 2003 and March 2005, respectively, to offset future capital gains as provided by the regulations. The Income Fund had net capital loss carryforwards of approximately $217,195, which will be available through March 2005 to offset future capital gains as provided by the regulations. To the extent that these carryover losses are used to offset future capital gains, the gains so offset would not be distributed to the shareholders.

ESC STRATEGIC FUNDS, INC.
Financial Highlights

                                                                                ASSET PRESERVATION
                                                                  -----------------------------------------------
                                                                                                      APRIL 25,
                                                                                                        1994
                                                                                                    (COMMENCEMENT
                                                                                                         OF
                                                                                                     OPERATIONS)
                                                                                                       THROUGH
                                                                    YEAR ENDED       YEAR ENDED       MARCH 31,
                                                                  MARCH 31, 1997   MARCH 31, 1996       1995
                                                                  --------------   --------------   -------------
Net Asset Value, Beginning of Period............................     $  10.00         $   9.89         $ 10.00
                                                                      -------          -------         -------
Income from Investment Operations:
  Net investment income.........................................         0.49             0.56            0.47
  Net realized and unrealized gain/(loss) on investments........        (0.11)            0.11           (0.11)
                                                                      -------          -------         -------
  Total from investment operations..............................         0.38             0.67            0.36
                                                                      -------          -------         -------
Less Dividends and Distributions:
  From net investment income....................................        (0.49)           (0.56)           0.00
  From realized gains...........................................         0.00             0.00           (0.47)
                                                                      -------          -------         -------
Total distributions.............................................        (0.49)           (0.56)          (0.47)
                                                                      -------          -------         -------
Net Asset Value, End of Period..................................     $   9.89         $  10.00         $  9.89
                                                                      =======          =======         =======
Total Return....................................................         4.12%            6.85%           3.75%
Net Assets End of Period (in thousands).........................     $ 12,688         $ 13,241         $11,924
Ratios to Average Net Assets of:
  Net investment income.........................................         5.15%            5.53%           5.15%*
  Expenses net of waivers/reimbursements and expenses paid by
    third parties...............................................         0.92%            0.90%           1.00%*
  Expenses before waivers/reimbursements and expenses paid by
    third parties...............................................         1.77%            1.58%           2.12%*
Portfolio Turnover Rate.........................................           41%              40%             30%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                           INCOME
                                --------------------------------------------------------------------------------------------
                                                   CLASS A                                        CLASS D
                                ---------------------------------------------  ---------------------------------------------
                                                                 MAY 4, 1994                                    MAY 4, 1994
                                                                (COMMENCEMENT                                  (COMMENCEMENT
                                                                     OF                                             OF
                                                                 OPERATIONS)                                    OPERATIONS)
                                                                   THROUGH                                        THROUGH
                                  YEAR ENDED      YEAR ENDED      MARCH 31,      YEAR ENDED      YEAR ENDED      MARCH 31,
                                MARCH 31, 1997  MARCH 31, 1996      1995       MARCH 31, 1997  MARCH 31, 1996      1995
                                --------------  --------------  -------------  --------------  --------------  -------------
Net Asset Value,
  Beginning of Period..........    $   9.89        $   9.94        $ 10.00         $ 9.89          $ 9.94         $ 10.00
                                --------------  --------------  -------------     -------         -------      -------------
Income from Investment
  Operations:
  Net investment income........        0.60            0.59           0.55           0.50            0.54            0.50
  Net realized and unrealized
    gain/(loss) on investments
    and foreign currency
    transactions...............       (0.16)           0.16          (0.05)         (0.16)           0.16           (0.05)
                                --------------  --------------  -------------     -------         -------      -------------
  Total from investment
    operations.................        0.44            0.75           0.50           0.34            0.70            0.45
                                --------------  --------------  -------------     -------         -------      -------------
Less Dividends and
  Distributions:
  From net investment income...       (0.60)          (0.59)         (0.01)         (0.50)          (0.54)          (0.01)
  From realized gains..........        0.00           (0.21)         (0.55)          0.00           (0.21)          (0.50)
                                --------------  --------------  -------------     -------         -------      -------------
Total distributions............       (0.60)          (0.80)         (0.56)         (0.50)          (0.75)          (0.51)
                                --------------  --------------  -------------     -------         -------      -------------
Net Asset Value, End of
  Period.......................    $   9.73        $   9.89        $  9.94         $ 9.73          $ 9.89         $  9.94
                                ============    ============    =============  ============    ============    =============
Total Return (excludes sales
  charge)......................        3.91%           7.67%          5.30%          3.39%           7.11%           4.74%*
Net Assets End of Period
  (in thousands)...............    $ 32,506        $ 36,891        $32,373         $1,420          $1,446         $ 1,241
Ratios to Average Net Assets of:
  Net investment income........        5.49%           5.87%          6.29%*         4.99%           5.37%           5.73%*
  Expenses net of waivers/
    reimbursements and expenses
    paid by third parties......        1.65%           1.70%          1.85%*         2.15%           2.20%           2.29%*
  Expenses before waivers/
    reimbursements and expenses
    paid by third parties......        1.70%           1.75%          1.86%*         2.21%           2.25%           2.31%*
Portfolio Turnover Rate........         123%            138%            92%           123%            138%             92%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                       GLOBAL EQUITY
                                --------------------------------------------------------------------------------------------
                                                   CLASS A                                        CLASS D
                                ---------------------------------------------  ---------------------------------------------
                                                                MAY 12, 1994                                   MAY 12, 1994
                                                                (COMMENCEMENT                                  (COMMENCEMENT
                                                                     OF                                             OF
                                                                 OPERATIONS)                                    OPERATIONS)
                                                                   THROUGH                                        THROUGH
                                  YEAR ENDED      YEAR ENDED      MARCH 31,      YEAR ENDED      YEAR ENDED      MARCH 31,
                                MARCH 31, 1997  MARCH 31, 1996      1995       MARCH 31, 1997  MARCH 31, 1996      1995
                                --------------  --------------  -------------  --------------  --------------  -------------
Net Asset Value, Beginning
  of Period....................    $  11.08        $   9.90        $ 10.00        $  10.95         $ 9.82         $ 10.00
                                --------------  --------------  -------------  --------------     -------      -------------
Income from Investment
  Operations:
  Net investment loss..........       (0.04)          (0.04)         (0.05)          (0.10)         (0.09)          (0.07)
  Net realized and unrealized
    gain/(loss) on investments
    and foreign currency
    transactions...............        0.97            1.46          (0.03)           0.97           1.46           (0.10)
                                --------------  --------------  -------------  --------------     -------      -------------
  Total from investment
    operations.................        0.93            1.42          (0.08)           0.87           1.37           (0.17)
                                --------------  --------------  -------------  --------------     -------      -------------
Less Dividends and
  Distributions:
  From net investment income...        0.00            0.00           0.00            0.00           0.00            0.00
  From realized gains..........       (0.35)          (0.24)         (0.02)**        (0.35)         (0.24)          (0.01)**
                                --------------  --------------  -------------  --------------     -------      -------------
Total distributions............       (0.35)          (0.24)         (0.02)          (0.35)         (0.24)          (0.01)
                                --------------  --------------  -------------  --------------     -------      -------------
Net Asset Value, End of
  Period.......................    $  11.66        $  11.08        $  9.90        $  11.47         $10.95         $  9.82
                                ============    ============    =============  ============    ============    =============
Total Return (excludes sales
  charge)......................        8.44%          14.41%         (0.84)%          7.99%         14.01%          (1.72)%
Net Assets End of Period
  (in thousands)...............    $ 18,282        $ 14,597        $ 9,213        $  4,204         $3,725         $ 3,322
Ratios to Average Net Assets of:
  Net investment loss..........       (0.40)%         (0.36)%        (0.65)%*        (0.90)%        (0.83)%         (1.51)%*
  Expenses net of waivers/
    reimbursements and expenses
    paid by third parties......        2.25%           2.37%          2.50%*          2.78%          2.87%           2.98%*
  Expenses before waivers/
    reimbursements and expenses
    paid by third parties......        2.25%           2.43%          3.22%*          2.79%          2.96%           3.69%*
Portfolio Turnover Rate........          94%             92%            76%             94%            92%             76%
Average Commission per
  Share........................    $ 0.0201              --             --        $ 0.0201             --              --

 * Annualized.
** Represents distribution in excess of net investment income.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                         SMALL CAP
                                --------------------------------------------------------------------------------------------
                                                   CLASS A                                        CLASS D
                                ---------------------------------------------  ---------------------------------------------
                                                                JUNE 8, 1994                                   JUNE 8, 1994
                                                                (COMMENCEMENT                                  (COMMENCEMENT
                                                                     OF                                             OF
                                                                 OPERATIONS)                                    OPERATIONS)
                                                                   THROUGH                                        THROUGH
                                  YEAR ENDED      YEAR ENDED      MARCH 31,      YEAR ENDED      YEAR ENDED      MARCH 31,
                                MARCH 31, 1997  MARCH 31, 1996      1995       MARCH 31, 1997  MARCH 31, 1996      1995
                                --------------  --------------  -------------  --------------  --------------  -------------
Net Asset Value, Beginning
  of Period....................    $  15.88        $  11.25        $ 10.00        $  15.76         $11.22         $ 10.00
                                --------------  --------------  -------------  --------------     -------      -------------
Income from Investment
  Operations:
  Net investment loss..........       (0.05)          (0.08)         (0.03)          (0.11)         (0.16)          (0.05)
  Net realized and unrealized
    gains on investments.......        2.46            5.19           1.52            2.44           5.18            1.51
                                --------------  --------------  -------------  --------------     -------      -------------
  Total from investment
    operations.................        2.41            5.11           1.49            2.33           5.02            1.46
                                --------------  --------------  -------------  --------------     -------      -------------
Less Dividends and
  Distributions:
  From net investment income...        0.00            0.00          (0.24)           0.00           0.00           (0.24)
  From realized gains..........       (0.74)          (0.48)          0.00           (0.74)         (0.48)           0.00
                                --------------  --------------  -------------  --------------     -------      -------------
Total distributions............       (0.74)          (0.48)         (0.24)          (0.74)         (0.48)          (0.24)
                                --------------  --------------  -------------  --------------     -------      -------------
Net Asset Value, End of
  Period.......................    $  17.55        $  15.88        $ 11.25        $  17.35         $15.76         $ 11.22
                                ============    ============    =============  ============    ============    =============
Total Return (excludes sales
  charge)......................       14.99%          45.88%         15.03%          14.59%         45.19%          14.72%
Net Assets End of Period
  (in thousands)...............    $ 72,488        $ 28,840        $ 8,785        $ 22,392         $8,897         $ 3,367
Ratios to Average Net Assets of:
  Net investment loss..........       (0.44)%         (0.80)%        (0.43)%*        (0.96)%        (1.30)%         (0.93)%*
  Expenses net of waivers/
    reimbursements and expenses
    paid by third parties......        1.66%           2.00%          2.00%*          2.19%          2.50%           2.50%*
  Expenses before waivers/
    reimbursements and expenses
    paid by third parties......        1.74%           2.18%          3.28%*          2.29%          2.74%           3.68%*
Portfolio Turnover Rate........          65%            102%           151%             65%           102%            151%
Average Commission per
  Share........................    $ 0.0634              --             --        $ 0.0634             --              --

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                        APPRECIATION
                                --------------------------------------------------------------------------------------------
                                                   CLASS A                                        CLASS D
                                ---------------------------------------------  ---------------------------------------------
                                                                JULY 6, 1994                                   JULY 6, 1994
                                                                (COMMENCEMENT                                  (COMMENCEMENT
                                                                     OF                                             OF
                                                                 OPERATIONS)                                    OPERATIONS)
                                                                   THROUGH                                        THROUGH
                                  YEAR ENDED      YEAR ENDED      MARCH 31,      YEAR ENDED      YEAR ENDED      MARCH 31,
                                MARCH 31, 1997  MARCH 31, 1996      1995       MARCH 31, 1997  MARCH 31, 1996      1995
                                --------------  --------------  -------------  --------------  --------------  -------------
Net Asset Value, Beginning
  of Period....................    $  13.02        $  10.67        $ 10.00        $  12.91         $10.63         $ 10.00
                                --------------  --------------  -------------  --------------     -------      -------------
Income from Investment
  Operations:
  Net investment loss..........       (0.04)          (0.05)          0.00           (0.08)         (0.09)          (0.03)
  Net realized and unrealized
    gains on investments.......        1.92            2.71           0.73            1.89           2.68            0.72
                                --------------  --------------  -------------  --------------     -------      -------------
  Total from investment
    operations.................        1.88            2.66           0.73            1.81           2.59            0.69
                                --------------  --------------  -------------  --------------     -------      -------------
Less Dividends and
  Distributions:
  From net investment income...        0.00            0.00           0.00            0.00           0.00            0.00
  From realized gains..........       (0.87)          (0.31)         (0.06)          (0.87)         (0.31)          (0.06)
                                --------------  --------------  -------------  --------------     -------      -------------
Total distributions............       (0.87)          (0.31)         (0.06)          (0.87)         (0.31)          (0.06)
                                --------------  --------------  -------------  --------------     -------      -------------
Net Asset Value, End of
  Period.......................    $  14.03        $  13.02        $ 10.67        $  13.85         $12.91         $ 10.63
                                ============    ============    =============  ============    ============    =============
Total Return (excludes sales
  charge)......................       14.25%          25.07%          7.32%          13.81%         24.50%           6.92%
Net Assets End of Period
  (in thousands)...............    $ 44,767        $ 25,561        $15,126        $  4,054         $2,482         $ 1,693
Ratios to Average Net Assets of:
  Net loss.....................       (0.30)%         (0.39)%        (0.04)%*        (0.78)%        (0.86)%         (0.56)%*
  Expenses net of waivers/
    reimbursements and expenses
    paid by third parties......        1.82%           2.00%          2.00%*          2.34%          2.50%           2.50%*
  Expenses before waivers/
    reimbursements and expenses
    paid by third parties......        1.84%           2.10%          2.88%*          2.36%          2.64%           3.40%*
Portfolio Turnover Rate........          71%             78%            58%             71%            78%             58%
Average Commission per
  Share........................    $ 0.0599              --             --        $ 0.0599             --              --

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                                        GROWTH
                                                                             -----------------------------
                                                                                CLASS A         CLASS D
                                                                             -------------   -------------
                                                                              JANUARY 28,     JANUARY 28,
                                                                                 1997            1997
                                                                             (COMMENCEMENT   (COMMENCEMENT
                                                                                  OF              OF
                                                                              OPERATIONS)     OPERATIONS)
                                                                                THROUGH         THROUGH
                                                                               MARCH 31,       MARCH 31,
                                                                                 1997            1997
                                                                             -------------   -------------
Net Asset Value, Beginning of Period.......................................     $ 10.00         $ 10.00
                                                                             -------------   -------------
Income from Investment Operations:
  Net investment income....................................................        0.00            0.00
  Net realized and unrealized (loss) on investments........................       (0.36)          (0.37)
                                                                             -------------   -------------
  Total from investment operations.........................................       (0.36)          (0.37)
                                                                             -------------   -------------
Less Dividends and Distributions:
  From net investment income...............................................        0.00            0.00
  From realized gains......................................................        0.00            0.00
                                                                             -------------   -------------
Total distributions........................................................        0.00            0.00
                                                                             -------------   -------------
Net Asset Value, End of Period.............................................     $  9.64         $  9.63
                                                                             =============   =============
Total Return (excludes sales charge).......................................       (3.60)%         (3.70)%
Net Assets End of Period (in thousands)....................................     $ 2,852         $ 1,304
Ratios to Average Net Assets of:
  Net investment income....................................................        .251%*         (0.23)%*
  Expenses net of waivers/reimbursements and expenses paid by third
    parties................................................................        2.00%*          2.50%*
  Expenses before waivers/reimbursements and expenses paid by third
    parties................................................................        5.51%*          6.91%*
Portfolio Turnover Rate....................................................          14%             14%
Average Commission per Share...............................................     $0.0681         $0.0681

* Annualized.

See accompanying notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of ESC Strategic Funds, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ESC Strategic Asset Preservation Fund, ESC Strategic Income Fund, ESC Strategic Global Equity Fund, ESC Strategic Small Cap Fund, ESC Strategic Appreciation Fund and ESC Strategic Growth Fund (six of the seven portfolios constituting ESC Strategic Funds, Inc. hereafter referred to as the "Funds") at March 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
May 16, 1997

                      FEDERAL TAXATION NOTICE -- UNAUDITED

During the fiscal year ended March 31, 1997, Global Equity Fund, Small Cap Fund and Appreciation Fund made long-term capital gain distributions of $0.238, $0.482, $0.308 per share, respectively.

ESC STRATEGIC FUNDS, INC.

DIRECTORS AND OFFICERS

DIRECTORS
WILLIAM H. CAMMACK*                     Chairman, Equitable Securities Corporation
W. HOWARD CAMMACK, JR.*                 Managing Director, Equitable Securities Corporation
J. BRANSFORD WALLACE                    Chairman, Willis Coroon, PLC
BROWNLEE O. CURREY, JR.                 President, The Nashville Banner
E. TOWNES DUNCAN                        Chairman and Chief Executive Officer, Comptronix
                                        Corporation

* "Interested Person" as that term is defined in the Investment Company Act of 1940.

---------------------------------------------------------------------------------------------

OFFICERS
WILLIAM H. CAMMACK                      President
W. HOWARD CAMMACK, JR.                  Treasurer
ELLEN STOUTAMIRE                        Secretary
JOHN L. McALLISTER                      Assistant Secretary and Assistant Treasurer
MICHAEL SAKALA                          Assistant Treasurer
R. JEFFREY YOUNG                        Assistant Treasurer
ALAINA METZ                             Assistant Secretary

     [ESC STRATEGIC FUNDS LOGO]
                           ESC STRATEGIC FUNDS, INC.
                               3435 STELZER ROAD
                           COLUMBUS, OHIO 43219-8006
                        GENERAL AND ACCOUNT INFORMATION:
                              (800) 261-FUND(3863)

INVESTMENT ADVISER AND DISTRIBUTOR
---------------------------------------

Equitable Securities Corporation
800 Nashville City Center
511 Union Street
Nashville, Tennessee 37219-1743

ADMINISTRATOR
---------------

Bisys Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
----------

Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

COUNSEL
--------

Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

INDEPENDENT ACCOUNTANTS
---------------------------

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
  [ESC STRATEGIC FUNDS LOGO]
ESC Strategic ASSET PRESERVATION Fund
ESC Strategic INCOME Fund
ESC Strategic GLOBAL EQUITY Fund
ESC Strategic SMALL CAP Fund
ESC Strategic APPRECIATION Fund
ESC Strategic GROWTH Fund

                                 ANNUAL REPORT
                                 MARCH 31, 1997